UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: February 28, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Education and Civic Organizations – 3.0%

$1,000	Kansas Development Finance Authority, Athletic Facility Revenue Bonds, University of Kansas Athletic Corporation Project, Series 2004K, 5.000%, 6/01/19	6/14 at 100.00	A1	$1,058,590

1,200	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Kansas State University Housing System, Series 2005A, 5.000%, 4/01/22 – MBIA Insured	4/15 at 100.00	AAA	1,292,964

1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/19	2/09 at 101.00	BBB–	1,547,580
3,700	Total Education and Civic Organizations			3,899,134
	Health Care – 19.5%

1,005	Coffeyville Public Building Commission, Kansas, Healthcare Facilities Revenue Bonds, Coffeyville Regional Medical Center, Series 2002, 5.000%, 8/01/18 – AMBAC Insured	8/12 at 100.00	AAA	1,055,994

2,000	Colby, Kansas, Health Facilities Revenue Refunding Bonds, Citizens Medical Center Inc., Series 1998, 5.625%, 8/15/16	8/08 at 100.00	N/R	2,008,260

1,680	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 5.000%, 11/15/20	11/15 at 100.00	A2	1,773,979

4,580	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2000K, 6.500%, 12/01/16	6/10 at 101.00	AA	4,978,139

1,285	Kansas Development Finance Authority, Hospital Revenue Bonds, Susan B. Allen Memorial Hospital, Series 2002Q, 5.375%, 12/15/16 – RAAI Insured	12/12 at 100.00	AA	1,375,258

1,000	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2006, 5.125%, 7/01/26	7/16 at 100.00	A3	1,064,450

	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health Center, Series 2001:
1,025	5.000%, 8/15/14 – FSA Insured	8/11 at 100.00	AAA	1,074,754
1,075	5.000%, 8/15/15 – FSA Insured	8/11 at 100.00	AAA	1,125,375

	Newton, Kansas, Hospital Revenue Refunding Bonds, Newton Healthcare Corporation, Series 1998A:
1,000	5.700%, 11/15/18	11/08 at 100.00	BBB–	1,018,130
1,750	5.750%, 11/15/24	11/08 at 100.00	BBB–	1,782,515

100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/24 – MBIA Insured	7/07 at 100.00	AAA	100,731

3,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Series 2006, 5.000%, 9/01/36	9/16 at 100.00	A	3,132,690

4,780	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 1999-XI, 6.250%, 11/15/24	11/09 at 101.00	A+	5,056,666
24,280	Total Health Care			25,546,941
	Housing/Multifamily – 2.8%

	Wichita, Kansas, Multifamily Housing Revenue Refunding Bonds, Shores Apartments, Series 1994XI-A:
1,500	6.700%, 4/01/19 – RAAI Insured	4/09 at 102.00	AA	1,578,705
2,000	6.800%, 4/01/24 – RAAI Insured	4/09 at 102.00	AA	2,106,000
3,500	Total Housing/Multifamily			3,684,705
	Housing/Single Family – 14.9%

175	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2001A, 6.300%, 12/01/32 (Alternative Minimum Tax)	12/10 at 105.00	Aaa	176,997

3,135	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2002B-1, 5.950%, 12/01/33 (Alternative Minimum Tax)	12/12 at 105.00	Aaa	3,282,784

225	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)	No Opt. Call	Aaa	235,220

265	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1998A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)	6/08 at 105.00	Aaa	268,042

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Housing/Single Family (continued)

$245	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2000A-2, 7.600%, 12/01/31 – MBIA Insured (Alternative Minimum Tax)	12/09 at 105.00	Aaa	$249,138

5,575	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006A6, 5.550%, 6/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	6,035,772

4,500	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006B1, 5.300%, 12/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	4,789,350

4,000	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2007B4, 5.550%, 12/01/38 (WI/DD, Settling 3/08/07) (Alternative Minimum Tax)	12/16 at 104.00	Aaa	4,403,680
18,120	Total Housing/Single Family			19,440,983
	Industrials – 1.6%

1,025	Wichita Airport Authority, Kansas, Special Facilities Revenue Bonds, Cessna Citation Service Center, Series 2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)	6/12 at 101.00	A–	1,100,830

1,000	Wichita, Kansas, Industrial Revenue Bonds, NMF America Inc. Series 2000-II, 5.800%, 8/01/15 (Alternative Minimum Tax)	8/07 at 101.00	AA	1,016,510
2,025	Total Industrials			2,117,340
	Long-Term Care – 0.4%

500	Sedgwick County, Kansas, Healthcare Facilities Revenue Bonds, Catholic Care Center Inc., Series 2001, 5.750%, 11/15/23	11/09 at 100.00	A	519,385
	Materials – 2.9%

3,700	Ford County, Kansas, Sewage and Solid Waste Disposal Revenue Bonds, Excel Corporation/Cargill Inc. Project, Series 1998, 5.400%, 6/01/28 (Alternative Minimum Tax)	6/08 at 102.00	A+	3,827,169
	Tax Obligation/General – 18.6%

2,500	Butler and Sedgwick Counties Unified School District 385, Andover, Kansas, General Obligation Refunding and Improvement Bonds, Series 2000, 6.000%, 9/01/16 – FSA Insured	No Opt. Call	AAA	2,951,225

	Butler County Unified School District 394, Kansas, General Obligation Bonds, Series 2004:
1,055	5.000%, 9/01/20 – FSA Insured	9/14 at 100.00	AAA	1,135,950
2,615	5.000%, 9/01/23 – FSA Insured	9/14 at 100.00	AAA	2,805,058

1,170	Butler County Unified School District 490, Kansas, General Obligation Bonds, Series 2005B, 5.000%, 9/01/25 – FSA Insured	9/15 at 100.00	AAA	1,258,475

1,675	Cowley County Unified School District 465, Winfield, Kansas, General Obligation Bonds, Series 2003, 5.250%, 10/01/23 – MBIA Insured	10/13 at 100.00	AAA	1,824,561

560	Derby, Kansas, General Obligation Bonds, Series 2002B, 5.000%, 12/01/18 – FSA Insured	12/10 at 100.00	Aaa	586,998

1,500	Douglas County Unified School District 497, Kansas, General Obligation Bonds, Series 2006A, 5.000%, 9/01/25 – MBIA Insured	9/16 at 100.00	Aaa	1,628,175

1,450	Leavenworth County Unified School District 464, Tonganoxie, Kansas, General Obligation Bonds, Series 2005A, 5.000%, 9/01/26 – MBIA Insured	9/15 at 100.00	AAA	1,557,489

1,100	Montgomery County Unified School District 445, Coffeyville, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/22 – FGIC Insured	4/12 at 100.00	AAA	1,153,801

3,000	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006, 5.000%, 9/01/31 – FSA Insured	9/14 at 100.00	Aaa	3,187,920

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
1,000	5.500%, 7/01/20 – MBIA Insured	No Opt. Call	AAA	1,171,410
330	5.375%, 7/01/28	7/11 at 100.00	BBB	346,559

1,250	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series 2000, 3.500%, 9/01/16	9/10 at 100.00	AA	1,209,813

1,475	Unified School District No. 261 of Sedgwick County, Hasyville, Kansas, General Obligation School Improvement Bonds, Series 2007, 5.000%, 11/01/27 – FSA Insured	11/17 at 100.00	AAA	1,605,405

1,795	Wichita, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/17	4/09 at 101.00	AA	1,855,186
22,475	Total Tax Obligation/General			24,278,025

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited – 25.4%

$3,000	Butler County Public Building Commission, Kansas, Improvement Revenue Bonds, Public Facilities Projects, Series 2000, 5.550%, 10/01/21 – MBIA Insured	10/10 at 100.00	Aaa		$3,176,160

	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A:
1,000	5.000%, 3/01/20	3/14 at 100.00	AAA		1,072,270
5,000	5.000%, 3/01/23	3/14 at 100.00	AAA		5,342,350

5,000	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and Development Facilities Projects, Series 2003C, 5.000%, 10/01/23 – AMBAC Insured	4/13 at 102.00	AAA		5,373,100

500	Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration, State Capitol Restoration Parking Facility Project, Series 2002C, 5.000%, 10/01/21 – FSA Insured	10/12 at 100.00	AAA		529,565

1,140	Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration, State Capitol Restoration Project, Series 2004G-1, 5.125%, 4/01/21 – MBIA Insured	4/14 at 100.00	AAA		1,227,951

	Kansas Development Finance Authority, Revenue Bonds, Department of Administration, Comprehensive Transportation Program, Series 2006A:
3,900	5.000%, 11/01/23 – FGIC Insured	11/16 at 100.00	AAA		4,241,133
3,000	5.000%, 11/01/25 – FGIC Insured	11/16 at 100.00	AAA		3,252,360

1,000	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2001W, 5.000%, 10/01/17 – MBIA Insured	10/11 at 100.00	AAA		1,047,510

2,355	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2003J, 5.250%, 8/01/20 – AMBAC Insured	8/13 at 100.00	AAA		2,547,286

1,155	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2004A, 5.000%, 4/01/22 – FGIC Insured	4/14 at 101.00	AAA		1,243,658

1,800	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2001A, 7.375%, 1/01/32	1/11 at 101.00	N/R		1,970,064

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	10/10 at 101.00	BBB+		2,180,680
30,850	Total Tax Obligation/Limited				33,204,087
	U.S. Guaranteed – 0.9% (3)

1,010	Wichita, Kansas, Revenue Bonds, CSJ Health System of Wichita, Inc., Series 1985-XXV, 7.200%, 10/01/15 (ETM)	5/07 at 100.00	A+	(3)	1,114,899
	Utilities – 1.6%

1,000	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Series 2004B, 5.000%, 9/01/24 – FSA Insured	9/14 at 100.00	AAA		1,069,320

1,000	Wynadotte County-Kansas City Unified Government, Kansas, Industrial Revenue Bonds, Board of Public Utilities Office Building Complex, Series 2001, 5.000%, 5/01/21 – MBIA Insured	5/11 at 100.00	AAA		1,045,680
2,000	Total Utilities				2,115,000
	Water and Sewer – 7.2%

1,040	Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities Revenue Bonds, Series 2002, 5.250%, 9/01/22 – MBIA Insured	9/12 at 100.00	Aaa		1,112,176

2,300	Kansas Development Finance Authority, Water Pollution Control Revolving Fund Leveraged Bonds, Series 2002-II, 5.000%, 11/01/23	11/12 at 100.00	AAA		2,423,970

5,500	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003, 5.000%, 10/01/22 – FGIC Insured	10/13 at 100.00	AAA		5,838,635
8,840	Total Water and Sewer				9,374,781
$121,000	Total Long-Term Investments (cost $124,111,980) – 98.8%				129,122,449

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Short-Term Investments – 1.9%

$2,450	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.340%, 12/01/15 – MBIA Insured (4)		A–1+	$2,450,000

	Total Short-Term Investments (cost $2,450,000)			2,450,000

	Total Investments (cost $126,561,980) – 100.7%			131,572,449

	Other Assets Less Liabilities – (0.7)%			(852,496)

	Net Assets – 100%			$130,719,953

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2007, the cost of investments was $126,563,184.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

Gross unrealized:
Appreciation	$5,105,559
Depreciation	(96,295)
Net unrealized appreciation (depreciation) of investments	$5,009,264

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 1.1%

$4,835	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$5,050,786
	Education and Civic Organizations – 3.5%

1,000	Campbellsville, Kentucky, Revenue Bonds, Campbellsville University, Series 2005, 5.700%, 3/01/34	3/15 at 100.00	N/R	1,030,360

6,260	Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project, Series 2001, 6.250%, 4/01/21	4/11 at 101.00	BBB–	6,740,205

1,000	Kentucky Asset/Liability Commission, General Receipts Revenue Bonds, University of Kentucky, Series 2005, 5.000%, 10/01/16 – FGIC Insured	10/15 at 100.00	AAA	1,093,360

1,500	Kentucky Economic Development Finance Authority, College Revenue Refunding and Improvement Bonds, Centre College Project, Series 2002, 5.000%, 4/01/32 – FSA Insured	10/12 at 100.00	AAA	1,575,975

2,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/29	2/09 at 101.00	BBB–	2,569,525

3,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/31	9/11 at 100.00	BBB	3,118,170
15,260	Total Education and Civic Organizations			16,127,595
	Health Care – 10.3%

4,340	Clark County, Kentucky, Hospital Revenue Refunding and Improvement Bonds, Clark Regional Medical Center Project, Series 1997, 6.200%, 4/01/13	3/07 at 102.00	BBB–	4,433,353

8,880	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – MBIA Insured	No Opt. Call	AAA	3,291,283

9,500	Kentucky Economic Development Finance Authority, Hospital Revenue Refunding Bonds, Pikeville, United Methodist Hospital of Kentucky Inc. Project, Series 1997, 5.700%, 2/01/28 – CONNIE LEE/AMBA Insured	8/07 at 102.00	AAA	9,703,490

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
500	5.500%, 10/01/07	No Opt. Call	BB–	501,545
500	5.600%, 10/01/08	4/08 at 102.00	BB–	505,195
3,500	5.850%, 10/01/17	4/08 at 102.00	BB–	3,581,060
1,500	5.875%, 10/01/22	4/08 at 102.00	BB–	1,533,000

3,000	Murray Hospital Facilities, Kentucky, Revenue Bonds, Murray-Calloway County Public Hospital, Series 2007, 5.125%, 8/01/37	8/17 at 100.00	Baa1	3,126,900

2,195	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	2,267,128

16,500	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2002A, 5.625%, 11/15/30	11/12 at 100.00	A–	17,574,481

1,000	Warren County, Kentucky, Hospital Facilities Revenue Bonds, Community Hospital, Series 2007A, 5.000%, 8/01/29 (WI/DD, Settling 3/15/07)	8/17 at 100.00	BBB+	1,040,700
51,415	Total Health Care			47,558,135
	Housing/Multifamily – 0.7%

3,265	Henderson, Kentucky, Senior Tax-Exempt Residential Facilities Revenue Bonds, Pleasant Pointe Project, Series 1999A, 6.125%, 5/01/29	5/09 at 102.00	N/R	3,346,625
	Housing/Single Family – 4.1%

375	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1998F, 5.000%, 7/01/18 (Alternative Minimum Tax)	1/09 at 101.00	AAA	377,775

9,480	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999A, 5.200%, 1/01/31	4/09 at 101.00	AAA	9,720,128

445	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999B, 5.250%, 1/01/28 (Alternative Minimum Tax)	4/09 at 101.00	AAA	447,381

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Housing/Single Family (continued)

$4,470	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2004F, 3.900%, 7/01/31 (Alternative Minimum Tax)	1/14 at 100.00	AAA	$4,460,032

2,285	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2005H, 4.000%, 1/01/33 (Alternative Minimum Tax)	7/14 at 100.00	AAA	2,241,197

2,000	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2007, 4.650%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AAA	2,008,160
19,055	Total Housing/Single Family			19,254,673
	Long-Term Care – 4.0%

4,840	Florence, Kentucky, Housing Facilities Revenue Bonds, Bluegrass RHF Housing Inc., Series 1999, 6.375%, 8/15/29 – ACA Insured	8/09 at 101.00	A	5,115,928

	Kentucky Economic Development Finance Authority, Mortgage Revenue Bonds, South Central Nursing Homes Inc., Series 1997A:
2,000	6.000%, 1/01/27 (Mandatory put 7/01/20) – MBIA Insured	1/08 at 105.00	AAA	2,132,600
3,700	6.000%, 1/01/27 (Mandatory put 1/01/24) – MBIA Insured	1/08 at 105.00	AAA	3,945,310

2,000	Kentucky Economic Development Finance Authority, Multifamily Housing Revenue Bonds, Christian Care Communities Projects, Series 2005, 5.250%, 11/20/25	11/15 at 103.00	AAA	2,204,620

	Kentucky Economic Development Finance Authority, Revenue Bonds, Christian Church Homes of Kentucky Inc. Obligated Group, Series 1998:
1,800	5.375%, 11/15/23	5/08 at 102.00	BBB	1,827,144
3,500	5.500%, 11/15/30	5/08 at 102.00	BBB	3,559,920
17,840	Total Long-Term Care			18,785,522
	Materials – 1.1%

2,000	Perry County, Kentucky, Solid Waste Disposal Revenue Bonds, Weyerhaeuser Company – TJ International Project, Series 1997, 6.550%, 4/15/27 (Alternative Minimum Tax)	4/07 at 102.00	Baa2	2,046,480

2,820	Wickliffe, Kentucky, Solid Waste Disposal Facility Revenue Bonds, Westvaco Corporation, Series 1996, 6.375%, 4/01/26 (Alternative Minimum Tax)	4/07 at 101.00	BBB	2,852,261
4,820	Total Materials			4,898,741
	Tax Obligation/General – 7.3%

	Bowling Green, Kentucky, General Obligation and Special Revenue Bonds, Series 2002B:
1,785	5.000%, 6/01/23	6/12 at 100.00	Aa2	1,873,108
1,230	5.000%, 6/01/24	6/12 at 100.00	Aa2	1,290,713
1,665	5.000%, 6/01/25	6/12 at 100.00	Aa2	1,747,184

2,500	Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1999C, 6.150%, 5/15/16 (Alternative Minimum Tax)	5/09 at 100.00	AA+	2,613,425

	Louisville and Jefferson County Metropolitan Government, Kentucky, General Obligation Bonds, Series 2004A-B:
1,195	5.000%, 11/01/16 – AMBAC Insured	11/14 at 100.00	AAA	1,294,424
1,000	5.000%, 11/01/17 – AMBAC Insured	11/14 at 100.00	AAA	1,081,810

1,175	Louisville, Kentucky, General Obligation Bonds, Series 2001A, 5.000%, 11/01/21	11/11 at 101.00	AA+	1,244,407

3,000	Louisville, Kentucky, General Obligation Bonds, Series 2002A, 5.000%, 10/01/23 – FGIC Insured	10/12 at 100.00	AAA	3,156,540

5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2004A, 5.250%, 7/01/21 – MBIA Insured	7/14 at 100.00	AAA	5,450,400

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
840	5.500%, 7/01/14 – FSA Insured (UB)	No Opt. Call	AAA	940,103
2,550	5.500%, 7/01/16 – FSA Insured (UB)	No Opt. Call	AAA	2,910,698
3,000	5.500%, 7/01/17 – FSA Insured (UB)	No Opt. Call	AAA	3,457,590
3,440	5.500%, 7/01/18 – FSA Insured (UB)	No Opt. Call	AAA	3,983,210
2,250	5.500%, 7/01/19 – FSA Insured (UB)	No Opt. Call	AAA	2,622,713
30,630	Total Tax Obligation/General			33,666,325

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/Limited – 27.1%

$1,305	Ballard County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004, 5.000%, 6/01/21 – AMBAC Insured	6/14 at 100.00	Aaa	$1,397,890

	Boone County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004B:
1,460	5.000%, 5/01/20 – FSA Insured	5/14 at 100.00	Aaa	1,564,784
2,580	5.000%, 5/01/21 – FSA Insured	5/14 at 100.00	Aaa	2,761,838

1,465	Boone County, Kentucky, Public Properties Corporation, First Mortgage Bonds, AOC Judicial Facility, Series 2001, 5.125%, 9/01/22	9/12 at 101.00	Aa3	1,569,542

	Butler County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004C:
1,220	5.000%, 6/01/20	6/14 at 100.00	Aa3	1,301,276
1,255	5.000%, 6/01/22	6/14 at 100.00	Aa3	1,336,161

4,500	Kenton County Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Courthouse Facilities Project, Series 1998A, 5.000%, 3/01/29	3/09 at 101.00	Aa3	4,607,775

	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
2,115	5.000%, 6/01/17 – MBIA Insured	6/14 at 100.00	Aaa	2,279,695
3,510	5.000%, 6/01/18 – MBIA Insured	6/14 at 100.00	Aaa	3,777,322
3,690	5.000%, 6/01/19 – MBIA Insured	6/14 at 100.00	Aaa	3,963,761

	Kentucky Area Development Districts Financing Trust, Ewing, Lease Acquisition Program Revenue Bonds, Series 2000C:
750	5.850%, 6/01/20	6/10 at 102.00	AA	804,525
1,000	6.000%, 6/01/30	6/10 at 102.00	AA	1,077,880

2,000	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, First Series 2005, 5.000%, 5/01/25 – MBIA Insured	5/15 at 100.00	AAA	2,141,780

2,365	Kentucky Local Correctional Facilities Authority, Multi–County Lease Revenue Bonds, Series 2004, 5.250%, 11/01/14 – MBIA Insured	No Opt. Call	AAA	2,600,885

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 81, Series 2003:
1,000	5.000%, 11/01/19 – AMBAC Insured	11/13 at 100.00	AAA	1,069,810
2,845	5.000%, 11/01/23 – AMBAC Insured	11/13 at 100.00	AAA	3,018,630

2,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 84, Series 2005, 5.000%, 8/01/18 – MBIA Insured	No Opt. Call	AAA	2,219,720

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005:
5,000	5.000%, 8/01/15 – FSA Insured	No Opt. Call	AAA	5,464,050
2,795	5.000%, 8/01/22 – FSA Insured	8/15 at 100.00	AAA	3,019,103
5,085	5.000%, 8/01/25 – FSA Insured	8/15 at 100.00	AAA	5,466,222

10,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2005B, 5.000%, 7/01/23 – AMBAC Insured	7/15 at 100.00	AAA	10,772,700

	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2006B:
7,095	5.000%, 7/01/15 – AMBAC Insured	No Opt. Call	AAA	7,748,804
5,000	5.000%, 7/01/24 – AMBAC Insured	7/16 at 100.00	AAA	5,416,700

4,000	Kentucky Turnpike Authority, Economic Development Road Revenue Refunding Bonds, Revitalization Project, Series 2001B, 5.150%, 7/01/19 – FSA Insured	7/11 at 100.00	AAA	4,217,160

	Letcher County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
1,430	5.000%, 6/01/18 – FSA Insured	6/14 at 100.00	Aaa	1,538,909
1,585	5.000%, 6/01/20 – FSA Insured	6/14 at 100.00	Aaa	1,699,897

1,695	Louisville and Jefferson County Visitors and Convention Commission, Kentucky, Dedicated Tax Revenue Bonds, Series 2004A, 5.000%, 12/01/15 – FSA Insured	6/14 at 101.00	AAA	1,845,567

5,100	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2001A, 5.125%, 4/01/21	4/11 at 101.00	Aa3	5,398,401

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited (continued)

	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
$1,230	5.000%, 5/01/18 – MBIA Insured	5/14 at 100.00	Aaa		$1,322,828
1,635	5.000%, 5/01/20 – MBIA Insured	5/14 at 100.00	Aaa		1,752,344
1,715	5.000%, 5/01/21 – MBIA Insured	5/14 at 100.00	Aaa		1,835,873

1,360	Owen County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2001, 5.000%, 4/01/21	4/11 at 101.00	Aa3		1,432,651

500	Pendleton County, Kentucky, Leasing Trust Revenue Bonds, Kentucky Association of Counties, Series 1993A, 6.400%, 3/01/19 (4)	No Opt. Call	A		589,280

2,545	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1998A, 5.500%, 7/01/14 – AMBAC Insured	No Opt. Call	AAA		2,848,313

1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%, 7/01/32 – FSA Insured	7/12 at 100.00	AAA		1,049,820

3,185	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21 – FSA Insured	No Opt. Call	AAA		3,754,032

5,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002F, 5.250%, 7/01/21 – CIFG Insured	No Opt. Call	AAA		5,756,700

2,755	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 – AGC Insured	No Opt. Call	AAA		3,496,343

6,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – MBIA Insured	No Opt. Call	AAA		6,993,900

1,360	Shelby County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004, 5.000%, 5/01/21 – MBIA Insured	5/14 at 100.00	Aaa		1,455,853

2,185	Spencer County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004, 5.000%, 7/01/21 – FSA Insured	7/14 at 100.00	Aaa		2,346,428

1,010	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%, 10/01/21 –FSA Insured	10/14 at 100.00	AAA		1,104,364
115,325	Total Tax Obligation/Limited				125,819,516
	Transportation – 4.6%

	Guam International Airport Authority, Revenue Bonds, Series 2003C:
5,000	5.250%, 10/01/22 – MBIA Insured (Alternative Minimum Tax)	10/10 at 100.00	AAA		5,221,450
2,195	5.000%, 10/01/23 – MBIA Insured (Alternative Minimum Tax)	10/13 at 100.00	AAA		2,291,251

1,250	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 1996B, 5.750%, 3/01/13 – MBIA Insured	3/07 at 101.00	AAA		1,264,375

5,090	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2003B, 5.000%, 3/01/23 – MBIA Insured (Alternative Minimum Tax)	3/13 at 100.00	AAA		5,295,992

1,000	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.250%, 7/01/22 – FSA Insured (Alternative Minimum Tax)	7/13 at 100.00	AAA		1,060,150

6,000	Louisville and Jefferson County Regional Airport Authority, Kentucky, Special Facilities Revenue Bonds, Airis Louisville LLC Project, Series 1999A, 5.500%, 3/01/19 (Alternative Minimum Tax)	3/09 at 101.00	Baa3		6,164,460
20,535	Total Transportation				21,297,678
	U.S. Guaranteed – 17.0% (3)

1,875	Bell County Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Judicial Center Project, Series 2000, 5.850%, 9/01/28 (Pre–refunded 3/01/11) – AMBAC Insured	3/11 at 102.00	AAA		2,060,325

5,085	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 1999, 5.500%, 3/01/29 (Pre-refunded 3/01/09)	3/09 at 102.00	BBB–	(3)	5,359,641

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed (3) (continued)

	Fayette County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2000:
$1,665	5.500%, 6/01/18 (Pre-refunded 6/01/10)	6/10 at 101.00	AA–	(3)	$1,774,840
2,795	5.500%, 6/01/20 (Pre-refunded 6/01/10)	6/10 at 101.00	AA–	(3)	2,979,386

3,155	Florence Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Administrative Office Complex Project, Series 1997, 5.500%, 6/01/27 (Pre-refunded 6/01/07) – MBIA Insured	6/07 at 102.00	AAA		3,232,455

2,000	Jefferson County Collegiate Housing Foundation, Kentucky, Student Housing Revenue Bonds, University of Louisville Project, Series 1999A, 7.125%, 9/01/29 (Pre-refunded 9/01/09)	9/09 at 102.00	N/R	(3)	2,194,560

5,930	Jefferson County, Kentucky, College Revenue Bonds, Bellarmine College Project, Series 1999, 5.250%, 5/01/29 (Pre-refunded 5/01/09)	5/09 at 101.00	Baa2	(3)	6,165,362

	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2001:
1,000	5.250%, 9/01/21 (Pre-refunded 9/01/11)	9/11 at 100.00	AA	(3)	1,064,460
1,000	5.250%, 9/01/24 (Pre-refunded 9/01/11)	9/11 at 100.00	AA	(3)	1,064,460

6,080	Kentucky Economic Development Finance Authority, Revenue Refunding and Improvement Bonds, Catholic Health Initiatives, Series 1998A, 5.000%, 12/01/27 (Pre-refunded 6/01/08)	6/08 at 101.00	AA	(3)	6,238,202

400	Kentucky State Property and Buildings Commission, Agency Fund Revenue Bonds, Project 66A, Series 2000, 5.750%, 5/01/20 (Pre-refunded 5/01/10) – MBIA Insured	5/10 at 100.00	AAA		424,636

5,860	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 72, Series 2001, 5.375%, 10/01/19 (Pre-refunded 10/01/11) – MBIA Insured	10/11 at 100.00	AAA		6,284,850

5,000	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 79, Series 2003, 5.000%, 10/01/22 (Pre-refunded 10/01/13) – MBIA Insured	10/13 at 100.00	AAA		5,387,600

11,000	Lexington-Fayette Urban County Government, Kentucky, First Mortgage Bonds, Public Facilities Corporation, Series 1998, 5.125%, 10/01/31 (Pre-refunded 7/15/08) – FSA Insured	7/08 at 102.00	AAA		11,430,650

650	Magoffin County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2000, 5.750%, 6/01/20 (Pre-refunded 6/01/10)	6/10 at 101.00	Aa3	(3)	697,834

245	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AAA		313,250

2,600	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/26 (Pre–refunded 7/01/10) – MBIA Insured	7/10 at 100.00	AAA		2,773,966

2,000	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 5.375%, 7/01/25 (Pre-refunded 7/01/07)	7/07 at 100.00	BBB	(3)	2,012,220

1,875	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Reset Option Long Certificates II-R-66, Series 1996Y, 7.207%, 7/01/36 (Pre-refunded 7/01/16) – MBIA Insured (IF)	7/16 at 100.00	AAA		2,395,912

4,250	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%, 7/01/36 (Pre-refunded 7/01/16) – MBIA Insured (UB)	7/16 at 100.00	AAA		4,829,573

2,800	Russell, Kentucky, Health System Revenue Bonds, Franciscan Health Partnership Inc. – Our Lady of Bellefonte Hospital, Series 1997, 5.500%, 7/01/15 (Pre-refunded 1/01/10)	1/10 at 100.00	Baa2	(3)	2,928,072

7,000	Warren County Justice Center Expansion Corporation, Kentucky, First Mortgage Revenue Bonds, AOC Judicial Facility, Series 1997A, 5.250%, 9/01/24 (Pre-refunded 9/01/07) – MBIA Insured	9/07 at 102.00	AAA		7,194,950
74,265	Total U.S. Guaranteed				78,807,204
	Utilities – 9.0%

1,175	Boone County, Kentucky, Collateralized Pollution Control Revenue Bonds, Dayton Power & Light Company, Series 2005A, 4.700%, 1/01/28 – FGIC Insured	7/15 at 100.00	AAA		1,205,515

	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B:
7,100	0.000%, 1/01/11 – AMBAC Insured	No Opt. Call	AAA		6,124,176
6,475	0.000%, 1/01/12 – AMBAC Insured	No Opt. Call	AAA		5,366,545
5,810	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	AAA		4,259,543
7,900	0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	AAA		5,325,232
13,300	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	AAA		8,567,328

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Utilities (continued)

$3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – MBIA Insured	No Opt. Call	AAA	$3,475,980

5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/24 – FGIC Insured	7/15 at 100.00	AAA	5,408,550

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/17 – MBIA Insured	7/15 at 100.00	AAA	2,182,060
51,760	Total Utilities			41,914,929
	Water and Sewer – 11.4%

1,405	Christian County Water District, Kentucky, Waterworks Revenue Bonds, Series 1999, 6.000%, 1/01/30 – AMBAC Insured	10/09 at 101.00	Aaa	1,495,805

1,000	Kentucky Rural Water Finance Corporation, Multimodal Public Projects Revenue Bonds, Flexible Term Program, Series 2001A, 5.375%, 2/01/20	2/11 at 102.00	AA–	1,071,680

4,990	Louisville and Jefferson County Metropolitan Government Board of Water Works, Kentucky, Water System Revenue Bonds, Series 2006, 5.000%, 11/15/29	11/16 at 100.00	AA+	5,386,006

	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 1997B:
6,000	5.350%, 5/15/22 – MBIA Insured	11/07 at 101.00	AAA	6,122,700
2,500	5.200%, 5/15/25 – MBIA Insured	11/07 at 101.00	AAA	2,546,750

3,200	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 1998A, 5.000%, 5/15/30 – FGIC Insured	5/08 at 101.00	AAA	3,268,608

16,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2001A, 5.500%, 5/15/34 – MBIA Insured	11/11 at 101.00	AAA	17,246,560

7,365	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2004A, 5.250%, 5/15/37 – FGIC Insured	5/14 at 101.00	AAA	8,025,714

7,225	Northern Kentucky Water District, Revenue Refunding Bonds, Series 2002A, 5.000%, 2/01/27 – FGIC Insured	2/12 at 100.00	Aaa	7,551,425
49,685	Total Water and Sewer			52,715,248
$458,690	Total Investments (cost $445,581,780) – 101.2%			469,242,977

	Floating Rate Obligations – (2.1)%			(9,805,000)

	Other Assets Less Liabilities – 0.9%			4,108,898

	Net Assets – 100%			$463,546,875

Forward Swaps outstanding at February 28, 2007:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (5)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$9,000,000	Pay	3-Month USD-LIBOR	5.334%	Semi-Annually	2/21/08	2/21/35	$114,425

USD-LIBOR	(United States Dollar-London Inter-Bank Offered Rates)

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	The Internal Revenue Service (the “IRS”) has formally determined that the interest received from the bonds’ coupon payments should be considered taxable. The issuer has stated that if they are not able to resolve this taxability matter with the IRS, or to have the IRS determination of taxability overturned, the issuer will take steps to ensure that the bondholders will be made whole with respect to any federal tax liability. The Adviser will continue to monitor the ongoing progress of this taxability matter and act in what it believes is in the best interest of shareholders.

(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

(ETM)	Escrowed to maturity.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At February 28, 2007, the cost of investments was $435,780,396.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

Gross unrealized:
Appreciation	$23,782,395
Depreciation	(108,428)
Net unrealized appreciation (depreciation) of investments	$23,673,967

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Discretionary – 0.8%

$2,000	Michigan Strategic Fund, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding Bonds, General Motors Corporation, Series 1995, 6.200%, 9/01/20	3/07 at 100.50	B–	$2,022,680
	Consumer Staples – 0.4%

895	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	934,944
	Education and Civic Organizations – 4.5%

630	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/35	11/15 at 100.00	BBB–	638,322

380	Grand Traverse Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 4.750%, 11/01/32 (WI/DD, Settling 3/13/07)	11/17 at 100.00	BBB–	380,923

	Michigan Technological University, General Revenue Bonds, Series 2004A:
1,230	5.000%, 10/01/24 – MBIA Insured	10/13 at 100.00	AAA	1,302,804
1,850	5.000%, 10/01/29 – MBIA Insured	10/13 at 100.00	AAA	1,957,300

6,150	Wayne State University, Michigan, General Revenue Bonds, Series 1999, 5.125%, 11/15/29 – FGIC Insured	11/09 at 101.00	AAA	6,390,773
10,240	Total Education and Civic Organizations			10,670,122
	Health Care – 8.3%

3,530	Lake View Community Hospital Authority, Michigan, Hospital Revenue Refunding Bonds, Series 1997, 6.250%, 2/15/13	8/07 at 101.00	N/R	3,578,608

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Michigan Community Hospital, Series 1996, 6.250%, 10/01/27	4/07 at 102.00	BBB–	1,021,180

1,475	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Chelsea Community Hospital, Series 1998, 5.375%, 5/15/19	5/08 at 101.00	BBB	1,502,981

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Crittenton Hospital, Series 2002A, 5.625%, 3/01/27	3/12 at 101.00	A+	1,077,510

195	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community Hospital, Series 1995, 6.100%, 10/01/07	No Opt. Call	A–	196,997

500	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005, 5.000%, 5/15/37	5/15 at 100.00	BBB	513,865

500	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series 2005A, 5.000%, 5/15/26	5/15 at 100.00	Baa1	516,110

2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Sparrow Obligated Group, Series 2005, 5.000%, 11/15/36 – MBIA Insured	5/15 at 100.00	AAA	2,116,460

3,755	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.500%, 8/15/18	8/07 at 100.00	BB–	3,758,154

800	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006, 5.375%, 6/01/26	6/16 at 100.00	BBB–	849,352

1,600	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated Group, Series 1993, 6.000%, 8/01/23	8/07 at 100.00	BB–	1,564,000

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Series 2001M:
1,000	5.250%, 11/15/31 – MBIA Insured	11/11 at 100.00	AAA	1,049,870
2,000	5.250%, 11/15/35 – MBIA Insured	11/11 at 100.00	AAA	2,099,740
19,355	Total Health Care			19,844,827
	Housing/Multifamily – 1.9%

1,200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%, 4/01/31 – FSA Insured (Alternative Minimum Tax)	7/15 at 100.00	AAA	1,255,176

6,000	Michigan Housing Development Authority, Section 8 Assisted Mortgage Revenue Bonds, Series 1983I, 0.000%, 4/01/14	No Opt. Call	AA	3,349,860
7,200	Total Housing/Multifamily			4,605,036

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Industrials – 0.8%

$2,000	Michigan Strategic Fund, Solid Waste Disposal Limited Obligation Revenue Bonds, Waste Management Inc., Series 2004, 4.500%, 12/01/13 (Alternative Minimum Tax)	No Opt. Call	BBB	$2,021,380
	Long-Term Care – 1.7%

1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005, 5.250%, 11/15/25	5/15 at 100.00	N/R	1,038,080

2,695	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 5.250%, 6/01/18	6/08 at 100.00	BBB–	2,712,544

	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian Village, Series 1998:
140	5.300%, 7/01/18	7/08 at 101.00	BBB+	142,670
260	5.375%, 7/01/28	7/08 at 101.00	BBB+	264,553
4,095	Total Long-Term Care			4,157,847
	Materials – 0.8%

1,750	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB	1,806,700
	Tax Obligation/General – 29.9%

1,175	Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/21	10/12 at 100.50	AAA	1,244,067

1,020	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2003, 5.250%, 5/01/22	5/13 at 100.00	AA	1,094,868

	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2005:
2,000	5.000%, 5/01/23 – MBIA Insured	5/15 at 100.00	AAA	2,150,460
2,085	5.000%, 5/01/24 – MBIA Insured	5/15 at 100.00	AAA	2,238,831
1,000	5.000%, 5/01/25 – MBIA Insured	5/15 at 100.00	AAA	1,068,730

1,850	Chippewa Valley Schools, Macomb County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/24 – MBIA Insured	5/15 at 100.00	AAA	1,986,493

4,085	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/20 – AMBAC Insured	4/14 at 100.00	AAA	4,440,804

11,000	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building Authority Stadium Bonds, Series 1997, 5.250%, 2/01/27 – FGIC Insured	8/07 at 102.00	AAA	11,231,766

1,245	Edwardsburg Public School, Cass County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/24 – FSA Insured	5/14 at 100.00	AAA	1,327,120

4,350	Hartland Consolidated School District, Livingston County, Michigan, General Obligation Refunding Bonds, Series 2001, 5.125%, 5/01/29	5/11 at 100.00	AA	4,535,876

2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/24	11/13 at 100.00	AA	2,119,640

1,000	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site Bonds, Series 2004, 5.000%, 5/01/22 – FSA Insured	5/14 at 100.00	AAA	1,069,180

1,715	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 – FSA Insured	5/16 at 100.00	AAA	1,851,686

1,030	Kent County, Michigan, General Obligation Bonds, Series 2004A, 5.000%, 12/01/22	12/14 at 100.00	AAA	1,110,525

1,300	Lansing Community College, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/20 – MBIA Insured	5/13 at 100.00	AAA	1,384,708

2,700	Livonia Public Schools, Wayne County, Michigan, Unlimited Tax General School Building and Site Bonds, Series 1992-II, 0.000%, 5/01/08 – FGIC Insured	No Opt. Call	AAA	2,585,277

1,500	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District, Series 2005, 5.000%, 6/01/18 – FSA Insured	6/15 at 100.00	AAA	1,613,370

2,800	Michigan Municipal Bond Authority, Local Government Loan Program Revenue Bonds, Pontiac School District, Series 1991C, 0.000%, 6/15/08 – FSA Insured	No Opt. Call	AAA	2,669,268

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/General (continued)

$3,250	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A, 5.250%, 5/01/21	5/13 at 100.00	AA	$3,509,805

2,000	Muskegon Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/20 – FSA Insured	5/14 at 100.00	AAA	2,140,960

1,620	Oakridge Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/24 – MBIA Insured	5/15 at 100.00	AAA	1,739,524

	Okemos Public School District, Ingham County, Michigan, General Obligation Refunding Bonds, Series 1993:
1,000	0.000%, 5/01/17 – MBIA Insured	No Opt. Call	AAA	667,460
1,020	0.000%, 5/01/18 – MBIA Insured	No Opt. Call	AAA	650,209

1,400	South Redford School District, Wayne County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/21 – FGIC Insured	11/14 at 100.00	AAA	1,503,628

1,150	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – FSA Insured	11/14 at 100.00	AAA	1,242,495

1,915	West Bloomfield School District, Oakland County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/20 – FSA Insured	5/15 at 100.00	AAA	2,066,017

3,270	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Refunding Bonds, Series 1992, 0.000%, 5/01/17 – FGIC Insured	No Opt. Call	AAA	2,182,594

5,175	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – MBIA Insured	No Opt. Call	AAA	6,060,132

3,170	Zeeland Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/22 – FGIC Insured	5/15 at 100.00	AAA	3,415,358
68,825	Total Tax Obligation/General			70,900,851
	Tax Obligation/Limited – 12.7%

1,190	Detroit, Michigan, Building Authority Revenue Bonds, District Court Madison Center, Series 1996A, 6.150%, 2/01/11	8/07 at 101.00	A	1,192,380

	Grand Rapids Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Series 1994:
3,985	0.000%, 6/01/17 – MBIA Insured	No Opt. Call	AAA	2,656,082
3,295	0.000%, 6/01/18 – MBIA Insured	No Opt. Call	AAA	2,098,025
1,650	6.875%, 6/01/24 – MBIA Insured	6/07 at 100.00	AAA	1,712,766

3,960	Michigan Building Authority, Revenue Bonds, Series 2006IA, 5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	AAA	4,262,267

6,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	AAA	3,016,860

250	Michigan Municipal Bond Authority, Wayne County, Local Government Loan Program Revenue Bonds, Series 1991A, 4.750%, 12/01/09 – FGIC Insured	6/07 at 100.00	AAA	250,220

	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I:
2,720	5.500%, 10/15/19	10/11 at 100.00	AA–	2,919,893
5,000	5.000%, 10/15/24	10/11 at 100.00	AA–	5,224,250

4,400	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%, 10/15/30 – AMBAC Insured	10/15 at 100.00	AAA	4,713,280

2,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II, 5.000%, 10/15/22 – MBIA Insured	10/13 at 100.00	AAA	2,123,760
34,450	Total Tax Obligation/Limited			30,169,783
	Transportation – 1.3%

3,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 1998B, 5.000%, 12/01/28 – MBIA Insured	12/08 at 101.00	AAA	3,078,240
	U.S. Guaranteed – 22.1% (3)

295	Cedar Springs Public School District, Kent and Newaygo Counties, Michigan, General Obligation Bonds, Series 2003, 5.125%, 5/01/32 (Pre-refunded 5/01/13)	5/13 at 100.00	AAA	318,594

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed (3) (continued)

$250	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 5.125%, 5/01/31 (Pre-refunded 5/01/12) – FSA Insured	5/12 at 100.00	AAA		$267,173

3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001A, 5.125%, 7/01/31 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	AAA		3,176,670

3,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.500%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 101.00	AAA		3,247,080

2,505	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%, 7/01/25 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	Aaa		2,686,738

2,500	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Residual Option Long Series II-R-103, 7.661%, 1/01/10 (Pre-refunded 1/01/10) (IF)	1/10 at 101.00	AAA		2,829,324

8,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.750%, 7/01/26 (Pre-refunded 1/01/10) – FGIC Insured (UB)	1/10 at 101.00	AAA		8,526,960

2,000	Garden City School District, Wayne County, Michigan, General Obligation Refunding Bonds, Series 2001, 5.000%, 5/01/26 (Pre-refunded 5/01/11)	5/11 at 100.00	AA	(3)	2,103,980

2,500	Kalamazoo Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Friendship Village of Kalamazoo, Series 1997A, 6.250%, 5/15/27 (Pre-refunded 5/15/07)	5/07 at 102.00	AAA		2,563,225

3,750	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/31 (Pre-refunded 7/15/11)	7/11 at 101.00	AA	(3)	4,050,075

1,000	Livonia Municipal Building Authority, Wayne County, Michigan, General Obligation Bonds, Series 2001, 5.000%, 5/01/27 (Pre-refunded 5/01/10) – FGIC Insured	5/10 at 100.00	AAA		1,040,840

75	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%, 5/01/12 (ETM)	No Opt. Call	A3	(3)	81,491

5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.125%, 11/15/26 (Pre-refunded 11/15/09)	11/09 at 101.00	AAA		5,357,300

2,200	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 1999A, 6.000%, 11/15/24 (Pre-refunded 11/15/09)	11/09 at 101.00	A1	(3)	2,351,932

3,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)	3/13 at 100.00	A1	(3)	3,304,320

2,000	Michigan State Trunk Line, Fund Bonds, Series 2001A, 5.000%, 11/01/25 (Pre-refunded 11/01/11) – FSA Insured	11/11 at 100.00	AAA		2,115,420

605	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 5.250%, 6/01/18 (Pre-refunded 6/01/08)	6/08 at 100.00	N/R	(3)	616,277

1,500	Michigan, Certificates of Participation, Series 2000, 5.500%, 6/01/20 (Pre-refunded 6/01/10) – AMBAC Insured	6/10 at 100.00	AAA		1,583,250

160	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		165,930

1,235	Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation Bonds, Series 2000I, 5.750%, 5/01/19 (Pre-refunded 5/01/10) – FGIC Insured	5/10 at 100.00	AAA		1,312,966

	Southgate Community School District, Wayne County, Michigan, General Obligation Bonds, Series 1999:
1,500	5.000%, 5/01/25 (Pre-refunded 5/01/09) – FGIC Insured	5/09 at 100.00	AAA		1,542,690
1,500	5.000%, 5/01/25 (Pre-refunded 5/01/09) – FGIC Insured	5/09 at 100.00	AAA		1,542,690

1,625	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Series 2004, 5.250%, 5/01/22 (Pre-refunded 5/01/14) – MBIA Insured	5/14 at 100.00	AAA		1,786,119
49,200	Total U.S. Guaranteed				52,571,044
	Utilities – 4.4%

1,000	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2003A, 5.000%, 7/01/21 – FSA Insured	7/13 at 100.00	AAA		1,066,720

1,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 – AMBAC Insured	1/12 at 100.00	AAA		1,057,630

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Utilities (continued)

$925	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%, 5/01/12	No Opt. Call	A3	$985,939

3,300	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 (Alternative Minimum Tax)	9/11 at 100.00	A3	3,502,455

1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 – FGIC Insured	No Opt. Call	AAA	1,332,240

4,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%, 7/01/17 – MBIA Insured	No Opt. Call	AAA	2,601,120
11,225	Total Utilities			10,546,104
	Water and Sewer – 10.9%

5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A, 5.000%, 7/01/34 – FSA Insured	7/16 at 100.00	AAA	5,336,050

2,500	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.000%, 7/01/30 – FGIC Insured	7/11 at 100.00	AAA	2,590,025

2,495	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%, 7/01/25 – MBIA Insured	7/13 at 100.00	AAA	2,632,699

4,455	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 0.000%, 7/01/19 – FGIC Insured	No Opt. Call	AAA	2,686,677

4,000	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 – MBIA Insured	7/15 at 100.00	AAA	4,270,880

1,625	Lansing, Michigan, Sewerage Disposal System Revenue Bonds, Series 2003, 5.000%, 5/01/21 – FGIC Insured	5/14 at 100.00	AAA	1,738,474

2,075	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005, 5.000%, 10/01/19	10/15 at 100.00	AAA	2,255,670

4,055	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24	10/14 at 100.00	AAA	4,355,194
26,205	Total Water and Sewer			25,865,669
$240,440	Total Long-Term Investments (cost $224,107,807) – 100.5%			239,195,227

	Short-Term Investments – 0.5%

$1,200	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.340%, 12/01/15 – MBIA Insured (4)		A–1+	1,200,000

	Total Short-Term Investments (cost $1,200,000)			1,200,000

	Total Investments (cost $225,307,807) – 101.0%			240,395,227

	Floating Rate Obligations – (1.7)%			(4,000,000)

	Other Assets Less Liabilities – 0.7%			1,646,458

	Net Assets – 100%			$238,041,685

Forward Swaps outstanding at February 28, 2007:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (5)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley	$6,500,000	Pay	3-Month USD-LIBOR	5.335%	Semi-Annually	2/21/08	2/21/30	$76,565

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At February 28, 2007, the cost of investments was $221,387,394.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

Gross unrealized:
Appreciation	$15,232,912
Depreciation	(225,119)
Net unrealized appreciation (depreciation) of investments	$15,007,793

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Discretionary – 0.9%

$3,225	St. Louis Industrial Development Authority, Missouri, Senior Lien Revenue Bonds, St. Louis Convention Center Headquarters Hotel, Series 2000A, 0.000%, 7/15/15 – AMBAC Insured	No Opt. Call	AAA	$2,312,196
	Consumer Staples – 4.7%

3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, 5.300%, 5/15/28 (Alternative Minimum Tax)	5/08 at 101.00	AA–	3,064,800

8,100	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)	No Opt. Call	AA–	9,187,745
11,100	Total Consumer Staples			12,252,545
	Education and Civic Organizations – 9.2%

	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2003A:
1,000	5.000%, 11/01/21	11/13 at 100.00	AA	1,070,420
1,200	5.000%, 11/01/31	11/13 at 100.00	AA	1,268,904

1,500	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2006, 5.000%, 11/01/26	11/15 at 100.00	AA	1,617,510

1,100	Missouri Health and Educational Facilities Authority, Revenue Bonds, Barstow School, Series 1998, 5.250%, 10/01/23	10/08 at 100.00	N/R	1,110,219

8,840	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St. Louis, Series 2006, 4.500%, 6/15/27 – RAAI Insured (UB)	6/17 at 100.00	Aa3	8,974,280

900	Missouri Health and Educational Facilities Authority, Revenue Bonds, Stephens College, Series 1999, 6.000%, 6/01/24	6/08 at 102.00	A1	939,159

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2001A, 5.500%, 6/15/16	No Opt. Call	AAA	1,140,120

1,360	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2001, 5.500%, 4/01/18 – MBIA Insured	4/11 at 100.00	Aaa	1,450,780

4,190	Missouri Higher Education Loan Authority, Subordinate Lien Student Loan Revenue Bonds, Series 1994F, 6.750%, 2/15/09 (Alternative Minimum Tax)	8/07 at 100.00	A2	4,200,768

2,060	Southeast Missouri State University, System Facilities Revenue Refunding and Improvement Bonds, Series 2001, 5.000%, 4/01/26 – MBIA Insured	4/11 at 100.00	Aaa	2,140,525
23,150	Total Education and Civic Organizations			23,912,685
	Health Care – 8.6%

1,250	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/29	2/15 at 102.00	BBB+	1,352,075

1,000	Missouri Health & Educational Facilities Authority, Saint Lukes Episcopal – Presbyterian Hospitals Revenue Bonds, Series 2001, 5.250%, 12/01/26 – FSA Insured	6/11 at 101.00	AAA	1,056,280

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2003, 5.125%, 5/15/25	5/13 at 100.00	AA	1,053,140

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2005A, 5.000%, 5/15/22	5/15 at 100.00	AA	1,064,680

500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Capital Region Medical Center, Series 1998, 5.250%, 11/01/23	5/07 at 100.00	BBB+	500,275

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Freeman Health System, Series 1998:
1,500	5.250%, 2/15/18	2/08 at 102.00	BBB+	1,533,570
1,300	5.250%, 2/15/28	2/08 at 102.00	BBB+	1,328,015

2,750	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2003, 5.700%, 2/15/34	2/14 at 100.00	BBB+	2,954,023

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Health Care (continued)

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
$2,650	0.000%, 9/01/17 – MBIA Insured	No Opt. Call	AAA	$1,739,381
4,740	0.000%, 9/01/21 – MBIA Insured	No Opt. Call	AAA	2,608,232
6,300	0.000%, 9/01/22 – MBIA Insured	No Opt. Call	AAA	3,316,761

1,000	New Liberty Hospital District, Missouri, Revenue Bonds, Series 2001, 5.000%, 12/01/21 – AMBAC Insured	12/11 at 100.00	AAA	1,044,860

2,880	Taney County Industrial Development Authority, Missouri, Hospital Revenue Bonds, Skaggs Community Hospital Association, Series 1998, 5.400%, 5/15/28	5/08 at 101.00	BBB	2,940,163
27,870	Total Health Care			22,491,455
	Housing/Multifamily – 2.7%

1,320	Clay County Industrial Development Authority, Missouri, GNMA Multifamily Housing Revenue Bonds, Oak Creek Apartments, Series 2002, 6.125%, 7/20/25 (Alternative Minimum Tax)	7/13 at 105.00	AAA	1,454,270

	Missouri Housing Development Commission, GNMA Collateralized Multifamily Housing Revenue Bonds, JB Hughes Apartments I and II, Series 2002G:
251	6.200%, 5/20/19	5/12 at 105.00	Aaa	266,677
975	6.300%, 5/20/37	5/12 at 105.00	Aaa	1,057,134

2,465	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Mansion Apartments II, Series 1999, 6.125%, 4/01/22 (Alternative Minimum Tax)	4/08 at 102.00	N/R	2,518,984

1,805	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Subordinate Lien Housing Revenue Refunding Bonds, Southfield and Oak Forest II Apartments, Series 2002A, 5.200%, 1/20/36	1/09 at 105.00	AAA	1,871,623
6,816	Total Housing/Multifamily			7,168,688
	Housing/Single Family – 4.3%

	Missouri Housing Development Commission, GNMA Single Family Remarketed Mortgage Revenue Bonds, Homeownership Loan Program, Series 1995B:
260	6.375%, 9/01/20 (Alternative Minimum Tax)	3/07 at 102.00	AAA	262,709
210	6.450%, 9/01/27 (Alternative Minimum Tax)	3/07 at 102.00	AAA	212,268

110	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1996D, 6.125%, 3/01/28 (Alternative Minimum Tax)	7/07 at 102.00	AAA	111,928

5	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1997A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)	3/07 at 105.00	AAA	5,077

75	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)	3/07 at 104.00	AAA	76,109

15	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1996B, 7.550%, 9/01/27 (Alternative Minimum Tax)	3/07 at 105.00	AAA	15,246

120	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1998B-2, 6.400%, 3/01/29 (Alternative Minimum Tax)	3/08 at 105.00	AAA	122,791

300	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2000A-1, 6.300%, 9/01/25 (Alternative Minimum Tax)	9/09 at 100.00	AAA	302,988

215	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2000B-1, 6.200%, 9/01/25 (Alternative Minimum Tax)	3/10 at 100.00	AAA	215,808

2,655	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2005A-1, 5.900%, 9/01/35 (Alternative Minimum Tax)	9/14 at 100.00	AAA	2,830,920

4,250	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2006E-1, 5.600%, 3/01/37 (Alternative Minimum Tax)	3/16 at 104.50	AAA	4,608,870

2,360	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)	9/16 at 100.00	AAA	2,391,624
10,575	Total Housing/Single Family			11,156,338

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Long-Term Care – 7.5%

$1,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services – Heisinger Project, Series 2004, 5.500%, 2/01/35	2/14 at 100.00	N/R	$1,061,340

4,250	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A, 5.875%, 11/15/29	11/08 at 102.00	N/R	4,278,390

1,000	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Knox Village, Series 1995, 6.625%, 8/15/13	8/07 at 100.00	N/R	1,010,830

5,000	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Knox Village, Series 1999, 6.000%, 8/15/17	8/09 at 101.00	N/R	5,246,800

1,500	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Knox Village, Series 2002, 5.700%, 8/15/22	8/12 at 101.00	N/R	1,610,205

1,285	Missouri Development Finance Board, Healthcare Facilities Revenue Bonds, Lutheran Home for the Aged, Series 2001A, 5.600%, 11/01/21	11/11 at 100.00	A2	1,350,985

2,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A, 4.875%, 2/01/37	2/17 at 100.00	N/R	2,037,780

1,200	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Healthcare Facilities Revenue Bonds, Mary, Queen and Mother Association, Series 2001, 5.400%, 9/20/34	3/10 at 102.00	AAA	1,266,072

1,800	St. Louis County Industrial Development Authority, Missouri, Revenue Refunding Bonds, Friendship Village of West County, Series 1996A, 6.250%, 9/01/10	3/07 at 102.00	N/R	1,831,374
19,035	Total Long-Term Care			19,693,776
	Materials – 0.4%

1,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)	6/13 at 101.00	BBB	1,064,710
	Tax Obligation/General – 16.1%

1,500	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, Series 2005, 5.000%, 3/01/25 – FSA Insured	3/15 at 100.00	AAA	1,608,825

1,500	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Series 2005, 5.250%, 3/01/24 – FSA Insured	No Opt. Call	AAA	1,647,330

2,000	Cass County Reorganized School District R-II, Raymore and Peculiar, Missouri, General Obligation Bonds, Series 2002, 5.250%, 3/01/20 – FSA Insured	3/12 at 100.00	AAA	2,134,420

540	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2001C, 5.200%, 3/01/21	3/12 at 100.00	AA+	574,868

1,280	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2002B, 5.000%, 3/01/22 – FSA Insured	3/12 at 100.00	AAA	1,341,709

1,000	Greene County Reorganized School District R8, Missouri, General Obligation Bonds, Series 2002, 5.250%, 3/01/20 – FSA Insured	3/12 at 100.00	AAA	1,067,210

2,500	Hickman Mills C-1 School District, Jackson County, Missouri, General Obligation Bonds, Series 2003, 5.000%, 3/01/21 – FSA Insured	3/13 at 100.00	AAA	2,660,475

1,450	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/21 – MBIA Insured	3/14 at 100.00	Aaa	1,551,109

1,000	Jefferson City School District, Missouri, General Obligation Bonds, Series 1991A, 6.700%, 3/01/11	No Opt. Call	Aa2	1,071,090

3,000	Kansas City, Missouri, General Obligation Bonds, Series 2004F, 5.000%, 2/01/24	2/14 at 100.00	AA	3,205,050

2,000	Miller County School District R-2, Osage, Missouri, General Obligation Bonds, Series 2006, 5.000%, 3/01/24 – FSA Insured	3/16 at 100.00	AAA	2,163,400

1,250	Nixa, Missouri, Reorganized School District R 02, General Obligation Bonds, Series 2006, 5.250%, 3/01/24 – FSA Insured	3/16 at 100.00	AAA	1,385,663

4,500	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Series 2005, 5.000%, 3/01/25	3/15 at 100.00	AA+	4,820,085

1,000	Pevely, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/24 – RAAI Insured	3/13 at 100.00	AA	1,063,700

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/General (continued)

$2,275	Platte County Reorganized School District R3, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/20 – MBIA Insured	3/14 at 100.00	AAA	$2,439,414

750	Polk County R-1 School District, Bolivar, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2000, 5.700%, 3/01/20	3/10 at 100.00	AA+	791,565

	Springfield School District R12, Missouri, General Obligation Bonds, Series 2003:
2,875	5.125%, 3/01/20 – FGIC Insured	3/13 at 100.00	AAA	3,080,304
3,000	5.000%, 3/01/22 – FGIC Insured	3/13 at 100.00	AAA	3,170,310
1,250	5.000%, 3/01/23 – FGIC Insured	3/13 at 100.00	AAA	1,319,588

1,605	St. Louis Board of Education, Missouri, General Obligation Refunding Bonds, Series 2003A, 5.000%, 4/01/20 – FSA Insured	4/13 at 100.00	AAA	1,709,261

1,345	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2000, 6.500%, 3/01/14 – FGIC Insured	No Opt. Call	AAA	1,577,887

1,450	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/20 – FSA Insured	3/14 at 100.00	AAA	1,572,728
39,070	Total Tax Obligation/General			41,955,991
	Tax Obligation/Limited – 18.1%

575	Brentwood, Missouri, Tax Increment Refunding Bonds, Promenade Project, Series 2002, 4.700%, 4/01/19 – RAAI Insured	4/09 at 100.00	AA	579,727

1,290	Cape Girardeau County Building Corporation, Missouri, Leasehold Revenue Bonds, Reorganized School District R-02, Jackson R-II School District High School Project, Series 2005, 5.250%, 3/01/21 – MBIA Insured	3/16 at 100.00	AAA	1,426,895

1,875	Christian County Public Building Corporation, Missouri, Leasehold Revenue Bonds, Justice Center Project, Series 2000, 5.450%, 6/01/15 – RAAI Insured	6/10 at 100.00	AA	1,956,000

420	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.250%, 8/01/31	8/14 at 100.00	N/R	431,277

1,035	Dunklin County, Missouri, Certificates of Participation, Series 2004, 5.000%, 12/01/19 – FGIC Insured	12/14 at 100.00	AAA	1,118,079

2,770	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006, 4.500%, 4/01/21	4/14 at 100.00	N/R	2,798,559

1,685	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28	6/16 at 100.00	N/R	1,668,554

3,000	Harrisonville, Missouri, Lease Participation Certificates, Series 2003, 5.000%, 12/01/22 – XLCA Insured	12/13 at 100.00	AAA	3,189,630

2,525	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	6/14 at 102.00	N/R	2,605,522

3,885	Missouri Association of Rural Education, Pulaski County, Certificates of Participation, Waynesville School District R-6, Series 2004, 5.100%, 3/01/24 – MBIA Insured	3/09 at 100.00	AAA	3,986,593

2,335	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Crackerneck Creek Project, Series 2006C, 5.000%, 3/01/28	3/16 at 100.00	A+	2,464,943

4,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Santa Fe Redevelopment Project, Series 2001, 5.250%, 4/01/23	4/11 at 100.00	A+	4,156,240

1,920	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A, 5.000%, 6/01/35	6/15 at 100.00	BBB+	2,000,275

1,500	Missouri Development Finance Board, Kansas City, Infrastructure Facilities Revenue Bonds, Midtown Redevelopment Project, Series 2000A, 5.750%, 4/01/22 – MBIA Insured	4/10 at 100.00	AAA	1,586,745

450	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 1999, 5.750%, 3/01/19 – MBIA Insured	3/10 at 101.00	AAA	479,867

1,705	O’Fallon, Missouri, Certificates of Participation, Series 2002, 5.250%, 2/01/15 – MBIA Insured	2/12 at 100.00	Aaa	1,817,411

1,000	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 5.000%, 5/01/23	5/12 at 102.00	N/R	1,003,220

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited (continued)

$3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21	No Opt. Call	BBB		$3,405,660

1,170	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004, 5.250%, 5/01/20	5/15 at 100.00	BBB		1,216,812

1,945	Springfield Center City Development Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Exposition Center, Series 2002A, 5.000%, 6/01/27 – AMBAC Insured	6/12 at 100.00	Aaa		2,034,878

2,950	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured	6/10 at 100.00	AAA		3,166,088

2,500	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Series 2004, 5.000%, 3/01/24 – AMBAC Insured	3/14 at 100.00	Aaa		2,656,975

600	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.500%, 11/01/27	11/14 at 100.00	N/R		617,532

1,000	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.500%, 11/01/27	11/14 at 100.00	N/R		1,029,220
45,135	Total Tax Obligation/Limited				47,396,702
	Transportation – 8.4%

2,000	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International Airport, Series 2001, 5.000%, 4/01/23 – AMBAC Insured (Alternative Minimum Tax)	4/11 at 101.00	AAA		2,078,660

5,000	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31 – MBIA Insured	12/16 at 100.00	AAA		5,349,350

	St. Louis Land Clearance Redevelopment Authority, Missouri, Revenue Refunding and Improvement Bonds, LCRA Parking Facilities, Series 1999C:
1,000	7.000%, 9/01/19	9/09 at 102.00	N/R		1,055,400
2,400	7.050%, 9/01/24	9/09 at 102.00	N/R		2,528,808

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
3,320	5.000%, 7/01/22 – MBIA Insured	7/15 at 100.00	AAA		3,559,438
2,395	5.000%, 7/01/23 – MBIA Insured	7/15 at 100.00	AAA		2,562,458

	St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A:
3,450	5.250%, 7/01/16 – FSA Insured	7/13 at 100.00	AAA		3,728,381
1,000	5.250%, 7/01/18 – FSA Insured	7/13 at 100.00	AAA		1,078,060
20,565	Total Transportation				21,940,555
	U.S. Guaranteed – 9.8% (3)

4,500	Cape Girardeau County, Missouri, Single Family Mortgage Revenue Bonds, Series 1983, 0.000%, 12/01/14 (ETM)	No Opt. Call	Aaa		3,339,900

1,025	Excelsior Springs School District, Missouri, Leasehold Revenue Bonds, Series 1994, 0.000%, 3/01/14 – FSA Insured (ETM)	No Opt. Call	AAA		784,074

2,500	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)	10/12 at 100.00	N/R	(3)	2,804,275

235	Greene County, Missouri, Single Family Mortgage Revenue Bonds, Series 1984, 0.000%, 3/01/16 (ETM)	No Opt. Call	Aaa		165,797

1,000	Kansas City Metropolitan Community Colleges Building Corporation, Missouri, Leasehold Revenue Bonds, Junior College District of Metropolitan Kansas City, Series 2001, 5.500%, 7/01/18 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	Aaa		1,072,150

2,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Riverside-Quindaro Bend Levee District L-385, Series 2001, 5.800%, 3/01/20 (Pre-refunded 3/01/10)	3/10 at 100.00	N/R	(3)	2,101,360

1,895	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 1994A, 6.750%, 5/15/14 (ETM)	No Opt. Call	Aaa		2,255,884

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Central Institute for the Deaf, Series 1999, 5.850%, 1/01/22 (Pre-refunded 1/01/10) – RAAI Insured	1/10 at 100.00	AA	(3)	1,058,130

1,100	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St. Louis, Series 2000, 6.750%, 6/15/30 (Pre-refunded 6/15/10)	6/10 at 100.00	Baa2	(3)	1,200,133

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed (3) (continued)

$2,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Anthony’s Medical Center, Series 2000, 6.250%, 12/01/30 (Pre-refunded 12/01/10)	12/10 at 101.00	A	(3)	$2,195,080

500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%, 7/01/36 (Pre-refunded 7/01/16)	7/16 at 100.00	BBB+	(3)	568,185

450	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/20 (Pre-refunded 3/01/14) – FSA Insured	3/14 at 100.00	AAA		493,731

1,240	St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Carnahan Courthouse, Series 2002A, 5.750%, 2/15/17 (Pre-refunded 2/15/12) – FGIC Insured	2/12 at 100.00	Aaa		1,354,588

5,000	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.000%, 7/01/26 (Pre-refunded 7/01/11) – MBIA Insured	7/11 at 100.00	AAA		5,269,550

950	Texas County, Missouri, Hospital Revenue Bonds, Texas County Memorial Hospital, Series 2000, 7.250%, 6/15/25 (Pre-refunded 6/15/10)	6/10 at 100.00	N/R	(3)	1,050,130
25,395	Total U.S. Guaranteed				25,712,967
	Utilities – 4.6%

2,710	Columbia, Missouri, Water and Electric Revenue Bonds, Series 2002A, 5.000%, 10/01/26 – AMBAC Insured	10/12 at 100.00	AAA		2,847,262

1,195	Nixa, Missouri, Electric System Revenue Bonds, Series 2005, 5.000%, 4/01/25 – XLCA Insured	4/13 at 100.00	AAA		1,254,057

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – MBIA Insured	No Opt. Call	AAA		2,317,320

2,000	Sikeston, Missouri, Electric System Revenue Bonds, Series 1992, 6.200%, 6/01/10 – MBIA Insured	No Opt. Call	AAA		2,101,140

3,030	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 1996, 6.000%, 6/01/14 – MBIA Insured	No Opt. Call	AAA		3,475,046
10,935	Total Utilities				11,994,825
	Water and Sewer – 6.7%

1,825	Kansas City, Missouri, Sewerage System Revenue Bonds, Series 2002D-1, 5.375%, 1/01/22	1/12 at 100.00	AA		1,946,764

3,385	Metropolitan St. Louis Sewerage District, Missouri, Revenue Bonds, Wastewater System, Series 2004A, 5.000%, 5/01/20 – MBIA Insured	5/14 at 100.00	AAA		3,634,542

1,600	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	AAA		1,714,048

2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured (UB)	12/16 at 100.00	AAA		2,982,909

1,635	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Refunding Bonds, Tri-County Water Authority, Series 1999, 6.000%, 4/01/22 – RAAI Insured	4/09 at 100.00	AA		1,699,828

1,345	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, Series 2003B, 5.125%, 1/01/21	1/13 at 100.00	Aaa		1,438,599

1,000	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2005A, 5.000%, 7/01/25	7/15 at 100.00	Aaa		1,078,740

	St. Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2002A:
750	5.000%, 12/01/26 – MBIA Insured	12/11 at 100.00	Aaa		781,005
1,000	5.250%, 12/01/28 – MBIA Insured	12/11 at 100.00	Aaa		1,055,380

1,000	West Plains, Missouri, Sewerage System Revenue Bonds, Series 2004, 5.125%, 7/01/24 – FSA Insured	7/12 at 100.00	AAA		1,064,950
16,505	Total Water and Sewer				17,396,765

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Value

$260,376	Total Investments (cost $252,458,559) – 102.0%	$266,450,198

	Floating Rate Obligations – (3.0)%	(7,865,000)

	Other Assets Less Liabilities – 1.0%	2,721,526

	Net Assets – 100%	$261,306,724

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At February 28, 2007, the cost of investments was $244,556,611.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

Gross unrealized:
Appreciation	$14,056,480
Depreciation	(27,651)
Net unrealized appreciation (depreciation) of investments	$14,028,829

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 1.3%

$6,700	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$6,999,021
	Education and Civic Organizations – 7.8%

4,090	Cleveland State University, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 6/01/23 – FGIC Insured	6/13 at 100.00	AAA	4,325,829

	Ohio Higher Education Facilities Commission, General Revenue Bonds, Case Western Reserve University, Series 2004A:
2,310	5.000%, 12/01/16 – AMBAC Insured	12/13 at 100.00	AAA	2,474,726
2,825	5.000%, 12/01/17 – AMBAC Insured	12/13 at 100.00	AAA	3,021,225
2,975	5.000%, 12/01/18 – AMBAC Insured	12/13 at 100.00	AAA	3,177,806

3,850	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41	7/16 at 100.00	A+	4,050,778

1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series 2003, 5.125%, 10/01/24	10/13 at 100.00	AA	1,862,613

910	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 1990B, 6.500%, 10/01/20	No Opt. Call	AA–	1,122,148

	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series 2005:
1,000	5.000%, 12/01/24	12/15 at 100.00	Baa1	1,049,830
1,000	5.000%, 12/01/29	12/15 at 100.00	Baa1	1,043,890

2,730	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004, 5.000%, 11/01/20	11/14 at 100.00	AA	2,920,854

	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2004:
1,315	5.000%, 12/01/25 – AMBAC Insured	12/14 at 100.00	AAA	1,401,435
1,060	5.000%, 12/01/27 – AMBAC Insured	12/14 at 100.00	AAA	1,127,490

	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series 2001:
1,200	5.500%, 12/01/21	12/11 at 100.00	Baa1	1,274,004
2,075	5.000%, 12/01/26	12/11 at 100.00	Baa1	2,145,799

2,000	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series 2006, 5.000%, 12/01/44 – MBIA Insured	12/16 at 100.00	AAA	2,132,660

	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004:
1,855	5.000%, 12/01/21 – MBIA Insured	6/14 at 100.00	AAA	1,985,833
1,900	5.000%, 12/01/23 – MBIA Insured	6/14 at 100.00	AAA	2,029,048

1,675	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004A, 5.000%, 6/01/21 – AMBAC Insured	6/14 at 100.00	AAA	1,792,032

	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D:
1,325	5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AAA	1,412,410
1,005	5.000%, 6/01/26 – AMBAC Insured	6/14 at 100.00	AAA	1,069,340

1,025	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004E, 5.000%, 6/01/21 – AMBAC Insured	12/14 at 100.00	AAA	1,100,860
39,875	Total Education and Civic Organizations			42,520,610
	Health Care – 10.2%

7,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/24	11/09 at 101.00	Baa1	7,205,660

1,065	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Series 2003, 5.250%, 11/15/25 – FSA Insured	11/13 at 100.00	Aaa	1,144,907

9,570	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center Project, Series 2006K, 4.375%, 5/15/32 – FGIC Insured (UB)	5/16 at 100.00	Aaa	9,468,558

1,000	Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System, Series 1997, 5.625%, 2/15/17 – MBIA Insured	8/07 at 102.00	AAA	1,021,420

4,400	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	AA–	4,864,992

2,500	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A, 5.625%, 8/15/32	8/12 at 101.00	A	2,683,975

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Health Care (continued)

$6,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2006, 5.250%, 8/15/46	8/16 at 100.00	A	$6,378,300

130	Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross Health System Corporation, Series 1996, 5.800%, 6/01/16	6/08 at 100.00	Aa2	132,763

2,000	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/26	5/16 at 100.00	A–	2,135,320

4,000	Middleburg Heights, Ohio, Hospital Improvement Revenue Refunding Bonds, Southwest General Hospital, Series 1995, 5.625%, 8/15/15 – FSA Insured	8/08 at 102.00	AAA	4,172,800

7,000	Montgomery County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Kettering Medical Center, Series 1996, 6.250%, 4/01/20 – MBIA Insured	No Opt. Call	AAA	8,534,960

2,520	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/32	No Opt. Call	AA	2,642,825

665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System Obligated Group, Series 2000B, 6.375%, 11/15/22	11/10 at 101.00	A–	723,374

2,700	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.250%, 11/15/36	11/16 at 100.00	A–	2,874,150

1,200	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series 2001, 5.250%, 10/01/31 – RAAI Insured	10/11 at 101.00	AA	1,262,760
51,750	Total Health Care			55,246,764
	Housing/Multifamily – 3.0%

1,055	Clark County, Ohio, Multifamily Housing Revenue Bonds, Church of God Retirement Home, Series 1998, 6.250%, 11/01/30 (Alternative Minimum Tax)	11/08 at 103.00	N/R	946,694

3,045	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Carriage House Apartments Project, Series 2002, 5.400%, 3/20/37	9/11 at 102.00	Aaa	3,202,122

2,705	Henry County, Ohio, GNMA Collateralized Healthcare Facility Revenue Bonds, Alpine Village Project, Series 1999, 6.375%, 2/20/41	8/09 at 102.00	Aaa	2,896,812

4,985	Ohio Capital Corporation for Housing, FHA-Insured Section 8 Assisted Mortgage Loan Revenue Refunding Bonds, Series 1999D, 5.950%, 2/01/23	2/09 at 102.00	Aa2	5,221,488

4,000	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Collinson Apartments, Series 2006A, 4.800%, 3/20/48 (Alternative Minimum Tax)	3/17 at 102.00	Aaa	4,044,840
15,790	Total Housing/Multifamily			16,311,956
	Housing/Single Family – 2.0%

3,260	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Remarketed Revenue Bonds, Series 1997A-1, 6.150%, 3/01/29 (Alternative Minimum Tax)	9/07 at 102.00	Aaa	3,348,248

1,925	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 1996B-3, 5.750%, 9/01/28 (Alternative Minimum Tax)	9/07 at 102.00	Aaa	1,952,431

1,790	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 1997C, 5.750%, 9/01/28 (Alternative Minimum Tax)	9/07 at 102.00	Aaa	1,835,520

1,310	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 1998A-1, 5.300%, 9/01/19 – FSA Insured (Alternative Minimum Tax)	3/08 at 101.50	AAA	1,340,313

165	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 1999C, 5.750%, 9/01/30 (Alternative Minimum Tax)	7/09 at 100.00	Aaa	166,201

2,000	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)	9/15 at 100.00	Aaa	2,075,040
10,450	Total Housing/Single Family			10,717,753
	Industrials – 2.1%

400	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program – Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)	11/15 at 100.00	N/R	406,212

2,200	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Jergens Inc., Series 1998A, 5.375%, 5/15/18 (Alternative Minimum Tax)	5/08 at 102.00	N/R	2,236,762

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Industrials (continued)

$6,300	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. – Guarantors, Series 1998A, 5.625%, 2/01/18	2/08 at 102.00	AAA	$6,515,964

	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-4:
500	5.000%, 6/01/15 (Alternative Minimum Tax)	6/12 at 102.00	AA–	523,240
675	5.450%, 6/01/22 (Alternative Minimum Tax)	6/12 at 102.00	AA–	720,711

1,020	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 5.850%, 12/01/22 (Alternative Minimum Tax)	No Opt. Call	AA–	1,103,691
11,095	Total Industrials			11,506,580
	Long-Term Care – 2.9%

415	Franklin County, Ohio, FHA-Insured Hospital Revenue Refunding Mortgage Loan Bonds, Worthington Christian Village Nursing Home, Series 1992, 7.000%, 8/01/16	8/07 at 100.00	N/R	416,025

3,120	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Heinzerling Foundation, Series 1995, 6.200%, 11/01/20	5/07 at 101.00	Aa2	3,157,222

2,000	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Presbyterian Retirement Services, Series 2002A, 5.125%, 7/01/22 – RAAI Insured	7/12 at 100.00	AA	2,092,940

8,230	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities Project, Series 2006A, 5.000%, 1/01/37	1/17 at 100.00	BBB	8,484,472

1,395	Napoleon, Ohio, FHA-Insured Healthcare Facilities Mortgage Revenue Refunding Bonds, Lutheran Orphans and Old Folks Home Society, Series 1994, 6.875%, 8/01/23	8/23 at 100.00	Aa2	1,398,655
15,160	Total Long-Term Care			15,549,314
	Materials – 0.6%

1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004A, 4.800%, 3/01/22	3/14 at 101.00	A+	1,034,670

2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B, 4.500%, 12/01/15	No Opt. Call	A+	2,071,960
3,000	Total Materials			3,106,630
	Tax Obligation/General – 21.7%

	Adams County Valley School District, Adams and Highland Counties, Ohio, Unlimited Tax School Improvement General Obligation Bonds, Series 1995:
6,000	7.000%, 12/01/15 – MBIA Insured	No Opt. Call	AAA	7,104,960
9,500	5.250%, 12/01/21 – MBIA Insured	6/07 at 101.00	AAA	9,605,354

600	Anthony Wayne Local School District, Lucas, Wood and Fulton Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 1995, 0.000%, 12/01/13 – FGIC Insured	No Opt. Call	AAA	460,314

700	Buckeye Local School District, Medina County, Ohio, General Obligation Bonds, Series 2000, 5.500%, 12/01/25 – FGIC Insured	12/10 at 100.00	Aaa	745,563

2,305	Buckeye Valley Local School District, Ohio, Unlimited Tax General Obligation Bonds, Series 1995A, 6.850%, 12/01/15 – MBIA Insured	No Opt. Call	AAA	2,635,698

1,000	Butler County, Hamilton, Ohio, Limited Tax General Obligation Bonds, One Renaissance Center Acquisition, Series 2001, 5.375%, 11/01/17 – AMBAC Insured	11/11 at 101.00	Aaa	1,076,100

	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B:
3,420	5.000%, 12/01/26 – MBIA Insured	6/15 at 100.00	Aaa	3,664,530
3,590	5.000%, 12/01/27 – MBIA Insured	6/15 at 100.00	Aaa	3,841,444

2,515	Canton City School District, Stark County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/19 – MBIA Insured	6/15 at 100.00	AAA	2,722,613

2,295	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 – AMBAC Insured	6/14 at 100.00	AAA	2,470,705

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/General (continued)

	Chesapeake-Union Exempt Village School District, Ohio, General Obligation Bonds, Series 1986:
$125	8.500%, 12/01/07	No Opt. Call	N/R	$129,223
125	8.500%, 12/01/08	No Opt. Call	N/R	134,546
130	8.500%, 12/01/09	No Opt. Call	N/R	145,211

500	Columbus, Franklin County, Ohio, General Obligation Bonds, Series 1985, 9.375%, 4/15/07	No Opt. Call	AAA	503,610

2,675	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/22	12/14 at 100.00	AA+	2,876,695

1,345	Cuyahoga County, Ohio, Limited Tax General Obligation Bonds, Series 1993, 5.650%, 5/15/18	No Opt. Call	Aa1	1,563,051

1,000	Cuyahoga County, Ohio, Limited Tax General Obligation Various Purpose Refunding Bonds, Series 1993B, 5.250%, 10/01/13	No Opt. Call	AA+	1,057,870

	Cuyahoga Falls, Ohio, General Obligation Bonds, Series 2004:
1,245	5.000%, 12/01/18 – MBIA Insured	6/14 at 100.00	Aaa	1,339,408
1,440	5.000%, 12/01/21 – MBIA Insured	6/14 at 100.00	Aaa	1,544,386

1,170	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/15 – AMBAC Insured	6/14 at 100.00	AAA	1,280,553

	Delaware City School District, Delaware County, Ohio, Unlimited Tax General Obligation School Facilities Construction and Improvement Bonds, Series 1995:
1,000	0.000%, 12/01/10 – FGIC Insured	No Opt. Call	AAA	866,800
1,000	0.000%, 12/01/11 – FGIC Insured	No Opt. Call	AAA	832,890

1,000	Fairview Park, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/25 – MBIA Insured	12/15 at 100.00	Aaa	1,078,970

1,005	Findlay, Ohio, General Obligation Bonds, Series 2004, 5.250%, 7/01/15 – MBIA Insured	7/14 at 100.00	AAA	1,100,917

3,040	Franklin County, Ohio, Limited Tax General Obligation Refunding Bonds, Series 1993, 5.375%, 12/01/20	12/08 at 102.00	AAA	3,184,552

420	Geauga County, Ohio, Limited Tax General Obligation, Sewer District Improvement Bonds, Bainbridge Water Project, Series 1995, 6.850%, 12/01/10	6/07 at 101.00	Aa2	425,321

3,000	Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001, 5.500%, 12/01/28	12/11 at 100.00	Aa2	3,203,760

3,810	Greater Cleveland Regional Transit Authority, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/17 – MBIA Insured	12/14 at 100.00	Aaa	4,121,696

1,270	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/23 – MBIA Insured	6/13 at 100.00	Aaa	1,343,228

1,400	Kent City School District, Portage County, Ohio, General Obligation Library Improvement Bonds, Series 2004, 5.000%, 12/01/20 – FGIC Insured	12/14 at 100.00	AAA	1,508,472

1,500	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2007, 5.250%, 12/01/31 (WI/DD, Settling 3/08/07) – FSA Insured	No Opt. Call	Aa3	1,770,495

945	Kettering, Ohio, Limited Tax General Obligation Bonds, Series 1991, 6.650%, 12/01/12	6/07 at 100.00	Aa3	947,381

	Kings Local School District, Warren County, Ohio, General Obligation School Improvement Bonds, Series 2005:
1,000	5.000%, 12/01/22 – MBIA Insured	6/15 at 100.00	AAA	1,079,530
1,480	5.000%, 12/01/24 – MBIA Insured	6/15 at 100.00	AAA	1,593,368

555	Lake County, Ohio, Limited Tax Sewer District Improvement Bonds, Series 2000, 5.600%, 12/01/20	No Opt. Call	Aa2	642,790

220	Lucas County, Ohio, General Obligation Bonds, Various Improvements, Series 1992, 6.650%, 12/01/12	12/12 at 100.00	A1	221,489

2,855	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series 2006, 5.000%, 12/01/24 – FSA Insured	12/15 at 100.00	AAA	3,084,856

1,265	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2002, 5.750%, 12/01/20 – AMBAC Insured	No Opt. Call	Aaa	1,517,519

	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Series 2005:
3,740	5.000%, 12/01/23 – FSA Insured	12/15 at 100.00	AAA	4,035,348
1,000	5.000%, 12/01/25 – FSA Insured	12/15 at 100.00	AAA	1,075,890

1,000	Ohio, Common Schools Capital Facilities, General Obligation Bonds, Series 2001B, 5.000%, 9/15/21	9/11 at 100.00	AA+	1,049,450

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/General (continued)

$1,000	Ohio, Full Faith and Credit General Obligation Infrastructure Improvement Bonds, Series 1994, 6.000%, 8/01/10	No Opt. Call	AA+	$1,075,150

730	Ohio, General Obligation Bonds, Common Schools, Series 2004B, 5.000%, 3/15/21	3/14 at 100.00	AA+	781,604

6,055	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/22	2/13 at 100.00	AA+	6,394,322

1,845	Ohio, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16	3/15 at 100.00	AA+	2,004,851

8,140	Ohio, General Obligation Higher Education Capital Facilities Bonds, Series 2001A, 5.000%, 2/01/20	2/11 at 100.00	AA+	8,491,322

1,000	Pickerington Local School District, Fairfield and Franklin Counties, Ohio, General Obligation Bonds, School Facilities Construction and Improvement, Series 2007, 4.250%, 12/01/34 – MBIA Insured	12/17 at 100.00	AAA	987,890

3,315	South Point Local School District, Lawrence County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/24 – FSA Insured	12/14 at 100.00	AAA	3,555,768

3,500	Springfield City School District, Clark County, Ohio, General Obligation Bonds, Series 2001, 5.200%, 12/01/23 – FGIC Insured	12/11 at 102.00	Aaa	3,760,225

30	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series 1996, 5.950%, 12/01/21	6/07 at 102.00	Aa1	30,656

2,315	Summit County, Ohio, General Obligation Bonds, Series 2002R, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AAA	2,731,793

3,755	Toledo City School District, Lucas County, Ohio, General Obligation Bonds, Series 2003B, 5.000%, 12/01/22 – FGIC Insured	12/13 at 100.00	Aaa	3,991,227

1,500	Upper Arlington City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/20 – FSA Insured	6/15 at 100.00	AAA	1,622,610

	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003:
1,365	5.250%, 12/01/19 – MBIA Insured	12/13 at 100.00	Aaa	1,483,182
1,515	5.250%, 12/01/21 – MBIA Insured	12/13 at 100.00	Aaa	1,646,169
110,250	Total Tax Obligation/General			118,143,325
	Tax Obligation/Limited – 10.2%

5,690	Akron, Ohio, Income Tax Revenue Bonds, Community Learning Centers, Series 2004A, 5.000%, 12/01/33 – FGIC Insured	12/13 at 100.00	AAA	6,027,133

	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006:
950	5.000%, 12/01/25	12/16 at 102.00	N/R	968,991
1,165	5.000%, 12/01/30	12/16 at 102.00	N/R	1,171,606

6,300	Cleveland, Ohio, Certificates of Participation, Cleveland Stadium Project, Series 1997, 5.250%, 11/15/27 – AMBAC Insured	11/07 at 102.00	AAA	6,479,676

1,850	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, R.I.T.A. Project, Series 2004, 5.000%, 11/15/19 – RAAI Insured	11/14 at 100.00	AA	1,956,042

1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/25 – AMBAC Insured	6/14 at 100.00	AAA	1,463,876

5,615	Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Convention Facilities Authority, Series 2005, 5.000%, 12/01/25 – AMBAC Insured	12/15 at 100.00	AAA	6,023,940

1,210	Groveport, Ohio, Special Obligation Income Tax Receipts Bonds, Series 2002, 5.000%, 12/01/22 – MBIA Insured	12/12 at 100.00	Aaa	1,276,066

	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004:
2,300	5.000%, 12/01/20 – FGIC Insured	6/14 at 100.00	AAA	2,459,206
1,000	5.000%, 12/01/21 – FGIC Insured	6/14 at 100.00	AAA	1,068,570
2,535	5.000%, 12/01/22 – FGIC Insured	6/14 at 100.00	AAA	2,707,177

3,300	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 – AMBAC Insured	No Opt. Call	Aaa	1,307,658

1,485	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2001B, 5.500%, 10/01/16 – AMBAC Insured	4/12 at 100.00	AAA	1,605,092

785	Ohio Department of Transportation, Certificates of Participation, Panhandle Rail Line, Series 1992A, 6.500%, 4/15/12 – FSA Insured	4/07 at 100.00	AAA	786,845

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited (continued)

$1,050	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2002A, 5.000%, 4/01/22 – FSA Insured	4/12 at 100.00	AAA		$1,101,356

1,900	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2005A, 5.000%, 4/01/25 – FSA Insured	4/15 at 100.00	AAA		2,036,287

3,135	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund Project, Series 2005A, 5.000%, 4/01/23 – FSA Insured	4/15 at 100.00	AAA		3,368,840

1,490	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II, 5.000%, 6/01/16	6/13 at 100.00	AA		1,593,808

1,000	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2004A-II, 5.000%, 12/01/15	12/13 at 100.00	AA		1,074,580

1,000	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2005A-II, 5.250%, 2/01/19 – FSA Insured	2/15 at 100.00	AAA		1,095,810

5,200	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds, Reset Option Long Trust Certificates II-R56, Series 1993L, 7.207%, 7/01/21 (IF)	No Opt. Call	AAA		7,058,116

2,700	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21 – MBIA Insured (UB)	No Opt. Call	AAA		3,182,409
53,040	Total Tax Obligation/Limited				55,813,084
	Transportation – 1.7%

1,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%, 12/01/27 – RAAI Insured (Alternative Minimum Tax)	12/13 at 100.00	AA		1,049,160

1,235	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%, 12/01/14 – XLCA Insured	No Opt. Call	AAA		1,335,171

5,000	Ohio Turnpike Commission, Revenue Refunding Bonds, ROL Series II-R51, Series 1998A, 7.157%, 2/15/24 (IF)	No Opt. Call	AAA		6,951,100
7,235	Total Transportation				9,335,431
	U.S. Guaranteed – 28.4% (3)

435	Athens, Ohio, Sanitary Sewer System Mortgage Revenue Bonds, Series 1989, 7.300%, 12/01/14 (Pre-refunded 12/01/09)	12/09 at 100.00	N/R	(3)	468,069

1,255	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2001, 5.375%, 12/01/17 (Pre-refunded 12/01/11) – MBIA Insured	12/11 at 100.00	AAA		1,351,836

2,000	Cincinnati, Ohio, Water System Revenue Bonds, Series 2003, 5.000%, 12/01/23 (Pre-refunded 6/01/11)	6/11 at 100.00	AA+	(3)	2,105,880

7,045	Columbus, Ohio, General Obligation Bonds, Series 2000, 5.250%, 11/15/17 (Pre-refunded 11/15/10)	11/10 at 101.00	Aaa		7,508,279

11,900	Cuyahoga County, Ohio, Hospital Revenue and Improvement Bonds, MetroHealth System, Series 1999, 6.125%, 2/15/24 (Pre-refunded 2/15/09)	2/09 at 101.00	A–	(3)	12,562,829

5,830	Cuyahoga County, Ohio, Limited Tax General Obligation Capital Improvement Bonds, Series 2000, 5.750%, 12/01/16 (Pre-refunded 12/01/10)	12/10 at 100.00	AA+	(3)	6,257,048

1,000	Evergreen Local School District, Ohio, Unlimited Tax General Obligation School Improvement Bonds, Series 1999, 5.625%, 12/01/24 (Pre-refunded 12/01/09) – FGIC Insured	12/09 at 101.00	Aaa		1,061,320

1,000	Garfield Heights City School District, Cuyahoga County, Ohio, General Obligation School Improvement Bonds, Series 2001, 5.500%, 12/15/18 (Pre-refunded 12/15/11) – MBIA Insured	12/11 at 100.00	Aaa		1,083,200

1,600	Greene County, Ohio, Water System Revenue Bonds, Series 1996, 6.125%, 12/01/21 (Pre-refunded 12/01/07) – FGIC Insured	12/07 at 102.00	AAA		1,660,928

1,250	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Twin Towers, Series 1998A, 5.125%, 10/01/23 (Pre-refunded 10/01/08)	10/08 at 101.00	BBB	(3)	1,288,738

1,200	Heath City School District, Licking County, Ohio, Unlimited Tax General Obligation School Improvement Bonds, Series 2000A, 5.500%, 12/01/27 (Pre-refunded 12/01/10) – FGIC Insured	12/10 at 100.00	Aaa		1,279,620

1,000	Huron County, Ohio, Limited Tax General Obligation Correctional Facility Bonds, Series 1996, 5.850%, 12/01/16 (Pre-refunded 12/01/07) – MBIA Insured	12/07 at 102.00	AAA		1,036,050

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed (3) (continued)

$3,385	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 100.00	Aaa		$3,586,238

565	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/17 (Pre-refunded 12/01/10) – AMBAC Insured	12/10 at 101.00	AAA		607,432

945	Lorain, Ohio, Hospital Revenue Refunding Bonds, Lakeland Community Hospital Inc., Series 1992, 6.500%, 11/15/12 (ETM)	5/07 at 100.00	A1	(3)	956,992

1,750	Medina City School District, Medina County, Ohio, Unlimited Tax General Obligation School Building Construction Bonds, Series 1999, 5.250%, 12/01/28 (Pre-refunded 12/01/09) – FGIC Insured	12/09 at 100.00	AAA		1,824,375

2,000	Montgomery County, Ohio, Health System Revenue Bonds, Franciscan Medical Center – Dayton Campus, Series 1997, 5.500%, 7/01/18 (Pre-refunded 1/01/08)	1/08 at 102.00	Baa2	(3)	2,077,980

9,500	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series 1999, 6.750%, 4/01/22 (Pre-refunded 4/01/10)	4/10 at 101.00	A	(3)	10,430,904

5,610	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.375%, 9/01/21 (ETM)	9/11 at 100.00	AA	(3)	5,987,273

7,390	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.375%, 9/01/21 (Pre-refunded 9/01/11)	9/11 at 100.00	Aa2	(3)	7,919,272

	North Royalton City School District, Ohio, School Improvement Bonds, Series 1994:
2,200	6.000%, 12/01/14 (Pre-refunded 12/01/09) – MBIA Insured	12/09 at 102.00	AAA		2,376,286
2,400	6.100%, 12/01/19 (Pre-refunded 12/01/09) – MBIA Insured	12/09 at 102.00	AAA		2,598,552

1,330	Ohio Capital Corporation for Housing, FHA-Insured Section 8 Assisted Mortgage Loan Revenue Refunding Bonds, Series 1999D, 5.950%, 2/01/23 (Pre-refunded 2/01/09)	2/09 at 102.00	Aa2	(3)	1,411,010

3,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 2002B, 5.500%, 10/01/22 (Pre-refunded 10/01/12)	10/12 at 100.00	AA–	(3)	3,273,570

1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2000, 5.500%, 12/01/30 (Pre-refunded 12/01/10) – AMBAC Insured	12/10 at 101.00	AAA		1,075,100

5,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Xavier University, Series 1997, 5.375%, 5/15/22 (Pre-refunded 5/15/07) – MBIA Insured	5/07 at 102.00	AAA		5,117,500

	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1985B:
6,460	0.000%, 1/15/15 (Pre-refunded 1/15/11) – FGIC Insured	1/11 at 67.04	AAA		3,737,950
5,700	0.000%, 1/15/15 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 70.48	AAA		3,402,102

4,260	Ohio Water Development Authority, Community Assistance Bonds, Series 1997, 5.375%, 12/01/24 (Pre-refunded 12/01/07) – AMBAC Insured	12/07 at 102.00	AAA		4,398,578

5,065	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA		5,650,413

2,000	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 1998, 5.125%, 12/01/23 (Pre-refunded 6/01/08) – FSA Insured	6/08 at 101.00	AAA		2,055,820

	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Series 2004A:
400	5.250%, 12/01/21 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AAA		440,064
3,055	5.250%, 12/01/22 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AAA		3,360,989

	Olentangy Local School District, Delaware and Franklin Counties, Ohio, Various Purpose Bonds, Series 1999:
1,825	5.000%, 12/01/27 (Pre-refunded 12/01/09)	12/09 at 101.00	AA	(3)	1,907,216
2,210	5.000%, 12/01/27 (Pre-refunded 12/01/09)	12/09 at 101.00	AA	(3)	2,309,561

1,495	Otsego Local School District, Wood, Henry and Lucas Counties, Ohio, General Obligation Bonds, Series 2004, 5.375%, 12/01/22 (Pre-refunded 12/01/14) – FSA Insured	12/14 at 100.00	Aaa		1,665,340

1,250	Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement Bonds, Series 1998, 5.350%, 11/01/18 (Pre-refunded 11/01/08)	11/08 at 101.00	N/R	(3)	1,295,400

500	Pickerington Local School District, Fairfield County, Ohio, General Obligation Bonds, Series 1993, 0.000%, 12/01/11 – AMBAC Insured (ETM)	No Opt. Call	AAA		418,590

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed (3) (continued)

$23,400	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%, 7/01/36 (Pre-refunded 7/01/16) – MBIA Insured (UB)	7/16 at 100.00	AAA		$26,591,059

1,335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System Obligated Group, Series 2000B, 6.375%, 11/15/22 (Pre-refunded 11/15/10)	11/10 at 101.00	N/R	(3)	1,471,130

1,185	Sugarcreek Local School District, Athens County, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/24 (Pre-refunded 12/01/13) – MBIA Insured	12/13 at 100.00	Aaa		1,296,473

	University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A:
1,500	5.750%, 6/01/18 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 101.00	AAA		1,638,750
1,520	5.750%, 6/01/19 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 101.00	AAA		1,660,600
2,000	5.250%, 6/01/24 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 101.00	AAA		2,145,860

2,000	Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose General Obligation Bonds, Series 2001, 5.000%, 12/01/27 (Pre-refunded 6/01/11) – MBIA Insured	6/11 at 100.00	AAA		2,109,120
148,750	Total U.S. Guaranteed				154,461,296
	Utilities – 5.9%

1,535	Cleveland Public Power System, Ohio, First Mortgage Improvement Revenue Bonds, Series 1994A, 0.000%, 11/15/13 – MBIA Insured	No Opt. Call	AAA		1,181,259

5,000	Ohio Air Quality Development Authority, Revenue Bonds, JMG Funding Limited Partnership Project, Series 1997, 5.625%, 1/01/23 – AMBAC Insured (Alternative Minimum Tax)	4/07 at 102.00	Aaa		5,106,650

	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2004:
1,000	5.000%, 2/15/20 – AMBAC Insured	2/14 at 100.00	AAA		1,065,560
5,450	5.000%, 2/15/21 – AMBAC Insured	2/14 at 100.00	AAA		5,803,869
1,465	5.000%, 2/15/22 – AMBAC Insured	2/14 at 100.00	AAA		1,559,214
3,295	5.000%, 2/15/23 – AMBAC Insured	2/14 at 100.00	AAA		3,500,707

7,950	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)	9/08 at 102.00	N/R		8,098,904

1,545	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%, 7/01/17	No Opt. Call	A3		999,600

4,460	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	6/10 at 101.00	Baa3		4,840,081
31,700	Total Utilities				32,155,844
	Water and Sewer – 3.9%

1,730	Butler County, Ohio, Sewerage System Revenue Bonds, Series 2005, 5.000%, 12/01/23 – FSA Insured	No Opt. Call	Aaa		1,945,333

10,000	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – MBIA Insured	No Opt. Call	AAA		11,634,199

1,125	Hebron, Ohio, Mortgage Revenue Bonds, Waterworks System Improvements, Series 2004, 5.875%, 12/01/25	6/14 at 100.00	N/R		1,185,953

1,260	Lancaster, Ohio, Wastewater System Improvement Revenue Bonds, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	12/14 at 100.00	AAA		1,347,154

1,255	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2004, 5.250%, 12/01/15	6/14 at 100.00	AAA		1,373,583

3,500	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AAA		3,775,800
18,870	Total Water and Sewer				21,262,022
$523,665	Total Long-Term Investments (cost $521,026,444) – 101.7%				553,129,630

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Short-Term Investments – 0.8%

$4,500	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.340%, 12/01/15 – MBIA Insured (4)		A–1+	$4,500,000

	Total Short-Term Investments (cost $4,500,000)			4,500,000

	Total Investments (cost $525,526,444) – 102.5%			557,629,630

	Floating Rate Obligations – (3.6)%			(19,425,000)

	Other Assets Less Liabilities – 1.1%			5,604,928

	Net Assets – 100%			$543,809,558

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At February 28, 2007, the cost of investments was $505,674,030.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

Gross unrealized:
Appreciation	$32,731,461
Depreciation	(141,629)
Net unrealized appreciation (depreciation) of investments	$32,589,832

Portfolio of Investments (Unaudited)

Nuveen Wisconsin Municipal Bond Fund

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Education and Civic Organizations – 3.7%

$475	Ashland Housing Authority, Wisconsin, Student Housing Revenue Bonds, Northland College Project, Series 1998, 5.100%, 4/01/18	4/08 at 100.00	Aaa	$479,807

500	Madison Community Development Authority, Wisconsin, Revenue Bonds, Fluno Center Project, Series 1998A, 5.000%, 11/01/20	5/07 at 102.00	AA–	509,580

370	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/29	2/09 at 101.00	BBB–	380,290

200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/21	9/11 at 100.00	BBB	208,376

250	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	266,243
1,795	Total Education and Civic Organizations			1,844,296
	Health Care – 1.9%

405	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, FHA-Insured Mortgage Hospital Revenue Bonds, Doctor Pila Hospital, Series 1995A, 5.875%, 8/01/12	8/07 at 100.00	AAA	405,672

500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/24 – MBIA Insured	7/07 at 100.00	AAA	503,655
905	Total Health Care			909,327
	Housing/Multifamily – 8.7%

675	Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Villa Ciera Inc., Series 2000A, 5.900%, 11/20/30	5/08 at 102.00	N/R	698,477

570	Lake Delton Community Development Agency, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Woodland Park Project, Series 2001, 5.300%, 2/20/31 (Alternative Minimum Tax)	1/12 at 102.00	N/R	594,824

1,000	Madison Community Development Authority, Wisconsin, GNMA Multifamily Housing Revenue Refunding Bonds, Greentree Glen Apartments, Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)	3/07 at 102.00	AAA	1,014,350

200	Milwaukee Redevelopment Authority, Wisconsin, FHA-Insured Multifamily Housing Revenue Bonds, City Hall Square Apartments, Series 1993, 6.000%, 8/01/22 (Alternative Minimum Tax)	8/07 at 102.00	N/R	205,026

500	Sheboygan Housing Authority, Wisconsin, GNMA Multifamily Revenue Refunding Bonds, Lake Shore Apartments, Series 1998A, 5.100%, 11/20/26	5/07 at 101.00	AAA	504,420

300	Walworth County Housing Authority, Wisconsin, FHA-Insured Housing Revenue Bonds, Kiwanis Heritage Inc. Senior Apartments, Series 1997, 5.550%, 9/01/22	3/07 at 101.00	N/R	301,830

1,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2006A, 4.550%, 5/01/27 (Alternative Minimum Tax)	5/16 at 100.00	AA	1,004,790
4,245	Total Housing/Multifamily			4,323,717
	Housing/Single Family – 2.2%

50	Virgin Islands Housing Finance Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)	3/07 at 100.00	N/R	50,506

1,000	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2005E, 4.900%, 11/01/35	5/15 at 100.00	AA	1,035,700
1,050	Total Housing/Single Family			1,086,206
	Tax Obligation/General – 0.6%

250	Guam, General Obligation Bonds, Series 1993A, 5.400%, 11/15/18	5/07 at 100.00	B	250,213

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/Limited – 64.6%

$1,500	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Refunding Bonds, Arena Project, Series 2002, 5.150%, 6/01/29	6/12 at 100.00	Aa2	$1,586,295

1,000	De Forest Redevelopment Authority, Wisconsin, Redevelopment Lease Revenue Bonds, Series 1999B, 5.100%, 2/01/18	2/08 at 100.00	N/R	1,009,130

2,000	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Bayshore Public Parking Project, Series 2004A, 5.000%, 10/01/24	10/14 at 100.00	A3	2,115,659

100	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Refunding Bonds, Tax Increment District 6, Series 2001, 5.000%, 10/01/19	10/11 at 100.00	A3	104,013

350	Green Bay Brown County Professional Football Stadium District, Wisconsin, Sales Tax Revenue Bonds, Lambeau Field Renovation Project, Series 2001A, 5.000%, 2/01/19 – AMBAC Insured	2/11 at 100.00	AAA	365,106

500	Jackson Community Development Authority, Wisconsin, Revenue Refunding Bonds, Series 1999, 5.100%, 12/01/17	12/09 at 100.00	N/R	506,360

960	Madison Community Development Authority, Wisconsin, Lease Revenue Refunding Bonds, Monona Terrace, Series 2002, 4.375%, 3/01/20	3/12 at 100.00	Aa2	973,795

2,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2002A, 4.875%, 8/01/21 – AMBAC Insured	8/12 at 100.00	AAA	2,089,980

1,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2007A, 4.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	Aaa	1,003,790

	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Summerfest Project, Series 2001:
400	4.850%, 8/01/17	8/11 at 100.00	A	415,512
1,000	4.950%, 8/01/20	8/11 at 100.00	A	1,039,920

1,500	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A, 5.000%, 12/01/26	12/14 at 100.00	A1	1,596,540

1,000	Onalaska Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Series 2003, 4.875%, 10/01/27	10/13 at 100.00	A2	1,050,520

2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/33 (WI/DD, Settling 3/06/07) – MBIA Insured	No Opt. Call	AAA	2,388,199

	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A:
850	5.500%, 12/15/18 – MBIA Insured	No Opt. Call	AAA	981,487
400	5.500%, 12/15/19 – MBIA Insured	No Opt. Call	AAA	463,756
2,195	5.500%, 12/15/20 – MBIA Insured	No Opt. Call	AAA	2,563,035
500	5.500%, 12/15/26 – MBIA Insured	No Opt. Call	AAA	600,485

1,220	Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Series 2006A, 4.500%, 10/01/21	10/16 at 100.00	N/R	1,245,230

1,305	Sun Prairie Community Development Authority, Wisconsin, Lease Revenue Bonds, Tax Increment District 8, Series 2006, 4.250%, 8/01/25	8/16 at 100.00	A2	1,313,939

600	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan Note, Series 1998A, 5.625%, 10/01/25	10/08 at 101.00	BBB	617,544

500	Wauwatosa Redevelopment Authority, Milwaukee County, Wisconsin, Lease Revenue Bonds, Series 1997, 5.650%, 12/01/16 – MBIA Insured	12/07 at 100.00	AAA	507,570

1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A, 5.250%, 10/01/21	10/14 at 100.00	N/R	1,090,340

1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2005A, 5.000%, 10/01/21	10/15 at 100.00	N/R	1,058,270

	Wisconsin Center District, Junior Dedicated Tax Revenue Refunding Bonds, Series 1999:
3,400	5.250%, 12/15/23 – FSA Insured	No Opt. Call	AAA	3,892,149
500	5.250%, 12/15/27 – FSA Insured	No Opt. Call	AAA	579,680

2,000	Wisconsin Center District, Senior Dedicated Tax Revenue Refunding Bonds, Series 2003A, 0.000%, 12/15/28 – FSA Insured	No Opt. Call	AAA	792,900
30,780	Total Tax Obligation/Limited			31,951,204

Portfolio of Investments (Unaudited)

Nuveen Wisconsin Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed – 18.5% (3)

	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Arena Project, Series 1999A:
$2,000	5.700%, 6/01/24 (Pre-refunded 6/01/09)	6/09 at 100.00	Aa2	(3)	$2,089,080
700	5.800%, 6/01/29 (Pre-refunded 6/01/09)	6/09 at 100.00	Aa2	(3)	732,683

	Green Bay Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Convention Center Project, Series 1999A:
1,300	5.250%, 6/01/24 (Pre-refunded 6/01/09)	6/09 at 100.00	Aa2	(3)	1,345,331
1,150	5.100%, 6/01/29 (Pre-refunded 6/01/09)	6/09 at 100.00	Aa2	(3)	1,186,398

	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2003A:
2,000	5.125%, 8/01/21 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	AAA		2,158,619
1,000	5.125%, 8/01/22 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	AAA		1,079,310

190	Puerto Rico Housing Bank and Finance Agency, Affordable Housing Mortgage Subsidy Program Single Family Mortgage Revenue Bonds, Series 1995I, 6.250%, 4/01/29 (Pre-refunded 4/01/07) (Alternative Minimum Tax)	4/07 at 100.00	AAA		190,390

375	Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Series 1998A, 5.200%, 10/01/21 (Pre-refunded 10/01/08)	10/08 at 100.00	N/R	(3)	383,224
8,715	Total U.S. Guaranteed				9,165,035
$47,740	Total Long-Term Investments (cost $47,459,985) – 100.2%				49,529,998

	Short-Term Investments – 4.5%

$2,250	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.340%, 12/01/15 – MBIA Insured (4)		A–1+		2,250,000

	Total Short-Term Investments (cost $2,250,000)				2,250,000

	Total Investments (cost $49,709,985) – 104.7%				51,779,998

	Other Assets Less Liabilities – (4.7)%				(2,301,963)

	Net Assets – 100%				$49,478,035

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2007, the cost of investments was $49,704,148.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

Gross unrealized:
Appreciation	$2,075,850
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$2,075,850

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are not effective due to the matter discussed in Item(b) below, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

An internal control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the registrant’s ability to initiate, authorize, record, process or report external financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the registrant’s annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

During the registrant’s reporting period ending on February 28, 2007, the following control deficiency was identified and determined to be a material weakness, as defined above, in the registrant’s internal control over financial reporting. The registrant’s controls related to the review and analysis of the relevant terms and conditions of certain transfers of municipal securities were not operating effectively to appropriately determine whether the transfers qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (FASB 140). Although the error resulting from the misapplication of FASB 140 did not cause the November 30, 2006 financial statements to become materially misleading requiring restatement, it is management’s opinion that the controls in place were not sufficient to preclude a material misstatement that could have occurred in an annual or interim financial statement. Fund Management has taken the necessary actions as it deemed necessary to revise its internal controls over financial reporting to seek to increase the control’s effectiveness.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV

By (Signature and Title)	/s/ Jessica R. Droeger
Vice President and Secretary

Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 27, 2007

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 27, 2007